UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2012

Date of reporting period:	November 1, 2011 — April 30, 2012

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)
PGGIX

Putnam Global Income Trust

Semiannual report
4|30|12

A world of investing.™

Putnam Investments

INCOME FUNDS invest in bonds and other securities with the goal of providing a steady stream of income over time.

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 12

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	11

Your fund’s expenses	13

Terms and definitions	15

Other information for shareholders	16

Financial statements	17

Consider these risks before investing: International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The fund invests in fewer issuers or concentrates its investments by region or sector, and involves more risk than a fund that invests more broadly. The fund’s policy of concentrating on a limited group of industries and the fund’s non-diversified status, which means the fund may invest in fewer issuers, can increase the fund’s vulnerability to common economic forces and may result in greater losses and volatility. The use of derivatives involves additional risks, such as the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. The prices of bonds may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry.

Message from the Trustees

Dear Fellow Shareholder:

Since the start of 2012, the economic picture and market performance worldwide have been mixed and volatile, punctuated by periodic worries over Europe’s unresolved sovereign-debt troubles and China’s efforts to maintain its robust economic growth. The U.S. economy has shown signs of gathering steam, but continues to face the dual headwinds of tepid jobs growth and a burgeoning federal debt.

Putnam’s portfolio managers and analysts are trained to uncover opportunities that often emerge in this type of environment, while also seeking to guard against downside risk. During these times, your financial advisor also can be a valuable resource, helping you to maintain a long-term focus and a balanced investment approach.

In other news, please join us in welcoming the return of Elizabeth T. Kennan to the Board of Trustees. Dr. Kennan, who served as a Trustee from 1992 until 2010, has rejoined the Board, effective January 1, 2012. Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse breeding and general farming), and is also President Emeritus of Mount Holyoke College.

We would also like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Putnam Global Income Trust

A nimble approach to investing in global bond markets

Investing in today's bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global inter-relationships that drive the markets. With support from more than 70 fixed-income professionals, the fund's managers actively position the portfolio in securities from a broad range of sectors.

The fund's management team has an average of more than 20 years of experience.

D. William Kohli
Portfolio Manager
Co-Head of Fixed Income

Kevin F. Murphy
Portfolio Manager

Michael V. Salm
Portfolio Manager
Co-Head of Fixed Income

Raman Srivastava, CFA
Portfolio Manager

Michael J. Atkin
Portfolio Manager
(Not pictured here)

2

Investing for income from global sources

The fund provides exposure to a variety of currencies to seek to benefit from changes in exchange rates.

USD
U.S. dollar
CAD
Canadian dollar
GBP
British pound
SEK
Swedish krona
JPY
Japanese yen

Illustration shows the fund's five largest currency exposures as of 4/30/12. Weightings, allocations, and holdings in each currency will vary over time. See page 8 for additional currency exposures.

Invests in sectors beyond the benchmark

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporates to a wide range of mortgage-backed securities.

	Putnam Global Income Trust	Barclays Global Aggregate Bond Index
International Treasuries/agency securities	38%	47%
Investment-grade corporate bonds	19%	17%
U.S. Treasuries/agency securities	1%	16%
Agency pass-throughs	6%	12%
Emerging-market bonds	5%	4%
Covered bonds	—	2%
International mortgage-backed securities (MBS)	—	1%
Commercial mortgage-backed securities (MBS)	7%	1%
Non-agency residential (MBS)	7%	—
Agency collateralized mortgage obligations	6%	—
High-yield corporate bonds	1%	—
Net cash	17%	—

Weightings are shown as a percentage of the fund's net assets as of 4/30/12. Allocations and holdings in each sector will vary over time. Summary information may differ from the portfolio data on page 6 due to the inclusion of the notional values of certain derivative strategies used to gain sector exposure. It may also differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. For more information on current fund holdings, see pages 18–69.

3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See pages 5 and 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Returns for the six-month period are not annualized, but cumulative.

Interview with your fund’s portfolio manager

Bill, what was the environment like in global bond markets during the six months ended April 30, 2012?

Investor sentiment shifted early in the period, as better U.S. economic data, coordinated central bank efforts to ease pressure on banks in Europe, and an extension of the Federal Reserve’s [the Fed] accommodative monetary policy bolstered demand for lower-quality, more economically sensitive fixed-income assets. As a result, high-yield bonds, emerging-market debt, and non-government-agency residential mortgage-backed securities [non-agency RMBS] were among the best-performing market sectors.

In Europe, Greece’s February sovereign-debt default was orderly and appeared unlikely to trigger a wave of restructurings in other peripheral European economies or force European banks to rapidly deleverage and raise capital. That said, while we believe short-term liquidity issues related to sovereign debt appear to be under control — thanks primarily to the European Central Bank’s [ECB] Long-Term Refinancing Operation [LTRO] — the long-term structural problems have gone largely unaddressed.

In the United States, March was the first month since last summer’s eurozone debt flare-up that the Treasury market began to show signs of any meaningful stress. A string of better-than-expected readings on the domestic economy pushed Treasury prices lower and yields higher. During April, however, Treasuries rallied and

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/12. See pages 4 and 11–13 for additional fund performance information. Index descriptions can be found on page 16.

yields declined amid renewed concern about Europe’s debt crisis and uncertainty about the effects of an economic slowdown in China on global growth.

Which holdings drove the fund’s solid relative performance?

Our out-of-benchmark allocation to non-agency RMBS was a significant contributor. Robust demand from hedge funds and other institutional investors, coupled with reduced supply concerns, drove the sector’s performance.

In 2011, concern about potential forced selling by banks caused investors to retreat from the non-agency RMBS market, prompting the Fed to suspend the auction of its “Maiden Lane” portfolio, which was primarily composed of non-agency RMBS. The Fed resumed the auction in early 2012 and sold its entire portfolio during the first quarter. Completion of the auction helped to significantly diversify the holders of non-agency RMBS, thereby reducing the likelihood that a single seller could flood the market with excess supply.

An overweighting in investment-grade corporate bonds also aided the fund’s relative performance. Within the sector, favorable positioning among financial institutions drove results, as bonds issued by this industry group outperformed those issued by industrial and utility companies.

Holdings of commercial mortgage-backed securities [CMBS] were another notable contributor. We held both AAA-rated CMBS and “seasoned mezzanine” securities. CMBS are created when an underwriter assembles a package of commercial mortgages and issues bonds of varying creditworthiness. AAA-rated CMBS occupy the top of the underwriter’s capital structure, and thus offer the greatest principal protection. Mezzanine CMBS are slightly lower in the capital structure, but still provide a meaningful amount of principal

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of the fund’s net assets as of 4/30/12. Cash and net other assets represents the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

protection along with higher yields. The mezzanine bonds we selected were issued prior to 2006, when CMBS underwriting standards were stronger than they were later in the decade, and provided the fund with a reliable stream of cash flow.

Lastly, collateralized mortgage obligations [CMOs] derived from agency mortgage pass-through securities provided a modest boost versus the index. We favored CMOs created from mortgages that were issued after the cut-off date of the revised Home Affordable Refinance Program [HARP] because we believed they carried lower levels of prepayment risk.

To explain, HARP was introduced by the Obama administration in 2009 to help homeowners who owed more on their mortgages than their homes were worth. When the program was launched, the rules stipulated that mortgages originating before June 1, 2009, would be eligible for a streamlined refinancing process, while mortgages created after that date would not be eligible. Consequently, loans originating after June 1, 2009, would be more cumbersome to refinance, and the securities created from these mortgage pools would have relatively slow prepayment rates. In November 2011, HARP was revised to correct the disparity created by the June 1, 2009 cut-off date by

Credit qualities are shown as a percentage of net assets as of 4/30/12. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

making it easier for borrowers with lower credit ratings and mortgages with relatively high interest rates to refinance.

Seeking to capitalize on the changes to HARP, we executed a two-fold strategy: invest in CMOs derived from pass-throughs issued after June 1, 2009, which were created from mortgages not eligible for HARP treatment, and underweight higher-coupon pass-throughs, where prepayment speeds were likely to be much faster. Since, at period-end, the full effect of the HARP revisions were yet to be felt throughout the market, this strategy aided performance only during the period’s second half.

How did your currency management affect results?

Our currency strategy, which is implemented with long and short positions using currency forward contracts, provided a further boost to relative performance. In terms of positioning, the portfolio had overweight exposure to the U.S. dollar, based on our belief that interest rates globally are in the process of converging with those of the United States. We also maintained significant long positions in oil and other commodity-linked currencies, such as the Australian dollar and Norwegian krone, among others. These allocations helped during the period’s first half but detracted during the second half. At the same time, we underweighted the Japanese yen. As a large commodity importer, rising commodity prices tend to negatively affect Japan’s economic performance and cause the yen to weaken relative to other currencies. Our lighter-than-benchmark exposure to the euro also proved beneficial.

Which strategies detracted versus the benchmark?

Given the low level of Treasury yields and expectations for modestly improving economic growth, we took a cautious approach toward interest-rate risk by generally keeping the fund’s duration — a key measure of interest-rate

This chart reflects how the fund’s holdings that are denominated in each currency contribute to the portfolio’s duration, a measure of sensitivity to interest-rate changes, and how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets that contribute to the fund’s interest-rate exposure. Holdings will vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

sensitivity — shorter than the benchmark’s. However, this positioning, which can be beneficial when rates are rising, was the primary detractor from performance, as longer-term yields declined during most of the period and the yield curve flattened.

How did you use derivatives during the period?

We used bond futures and interest-rate swaps — which allow two parties to exchange one stream of future interest payments for another, based on a specified principal amount — to take tactical positions at various points along the yield curve.

In addition, we employed interest-rate swaps and “swaptions” — which give us the option to enter into a swap contract — to hedge the interest-rate risk associated with our mortgage pass-through and CMO holdings.

Lastly, we used forward currency contracts to hedge the foreign exchange risk associated with non-U.S. bonds, and to efficiently gain exposure to foreign currencies as part of our active strategy toward global currency pairings.

What is your outlook for global economies, and how are you positioning the fund?

Broadly speaking, government policy options are limited globally because interest rates are very low in most parts of the world. On the whole, policymakers no longer have the ability to meaningfully lower rates to stimulate their respective economies. Quantitative easing and LTRO were alternatives to lowering rates, but even these types of programs have limited effectiveness. Moreover, given high levels of government indebtedness, fiscal policy is also constrained.

In Europe, the continent comprises multiple economies and constituencies having different needs, and the ECB has only one set of policy tools to tackle a diverse group of problems. Until the underlying structural challenges are addressed, we believe there will continue to be

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional fixed income risks and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable to pay. Putnam monitors the counterparty risks we assume. Putnam also seeks to mitigate the level of ongoing counterparty credit risk by entering into collateral agreements with counterparties in which collateral is posted on a regular basis to cover the developing gain or loss of open swaps and forward contracts.

See pages 78–81 for more information on the types of derivatives used.

waves of volatility in European bond markets. Given this backdrop, at period-end, the fund had no exposure to peripheral Europe.

In emerging markets [EM], while we believe the fundamental story is still compelling, EM governments and central banks face a much less favorable near-term operating environment with respect to capital flows and policy stability in the developed world. As a result, the fund continued to have a very limited allocation to EM debt.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Of special interest

Your fund’s dividend rate was decreased twice during and immediately after the semiannual period ended April 30, 2012. The dividend per class A share declined from $0.050 to $0.045, effective December 2011, and from $0.045 to $0.032, effective May 2012. The reductions were due to the fund’s increased focus on higher-quality, lower-yielding segments of the bond market, lower overall yields across the market, and reduced foreign currency gains. Similar reductions were made to other share classes.

Portfolio Manager D. William Kohli is Co-Head of Fixed Income at Putnam. He has an M.B.A. from the Haas School of Business at the University of California, Berkeley, and a B.A. from the University of California, San Diego. Bill joined Putnam in 1994 and has been in the investment industry since 1986.

In addition to Bill, your fund’s portfolio managers are Michael J. Atkin; Kevin F. Murphy; Michael V. Salm; and Raman Srivastava, CFA.

IN THE NEWS

Gasoline prices have dropped in recent weeks from the year-to-date high of $3.94 reached on April 2. As of June 4, 2012, the average price of a gallon of regular gasoline fell to $3.61, the U.S. Energy Information Administration reported. Driving the price declines were waning concerns over Iran’s nuclear program as well as sluggish demand from slow-growing economies in the United States and Europe. Meanwhile, the crude oil supply situation has improved, with some refineries that were slated for closure now coming back online. The recent drop in prices at the pump has led analysts to recalibrate their price predictions for the summer driving season. Just months ago, some predicted that gas prices could shoot above $4 a gallon and reach $5 by the summer. Now those price increases appear unlikely. Because high gas prices can hinder economic growth, falling prices could help by putting more money back into consumers’ pockets.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2012, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(10/4/05)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.36%	7.18%	6.53%	6.53%	6.56%	6.56%	7.06%	6.91%	7.09%	7.43%

10 years	116.19	107.54	100.33	100.33	100.46	100.46	110.62	103.78	110.82	119.81
Annual average	8.01	7.57	7.20	7.20	7.20	7.20	7.73	7.38	7.74	8.19

5 years	46.44	40.61	40.97	38.97	41.00	41.00	44.50	39.81	44.54	48.23
Annual average	7.93	7.05	7.11	6.80	7.11	7.11	7.64	6.93	7.65	8.19

3 years	52.40	46.33	48.98	45.98	48.97	48.97	51.18	46.31	51.17	53.60
Annual average	15.08	13.53	14.21	13.44	14.21	14.21	14.77	13.52	14.77	15.38

1 year	–0.79	–4.78	–1.61	–6.32	–1.59	–2.53	–1.14	–4.32	–1.11	–0.59

6 months	2.31	–1.75	1.85	–3.16	1.85	0.85	2.11	–1.22	2.10	2.46

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 4.00% and 3.25% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance does not reflect conversion to class A shares.

Comparative index returns For periods ended 4/30/12

	Barclays Global Aggregate	Lipper Global Income Funds
	Bond Index	category average*

Annual average (life of fund)	—†	6.99%

10 years	99.49%	86.70
Annual average	7.15	6.36

5 years	36.28	31.16
Annual average	6.39	5.50

3 years	24.66	32.58
Annual average	7.62	9.75

1 year	3.30	3.00

6 months	0.96	2.80

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/12, there were 193, 177, 137, 102, 72, and 2 funds, respectively, in this Lipper category.

† The fund’s benchmark, the Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

Fund price and distribution information For the six-month period ended 4/30/12

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.275		$0.227	$0.228	$0.258		$0.259	$0.293

Capital gains	—		—	—	—		—	—

Total	$0.275		$0.227	$0.228	$0.258		$0.259	$0.293

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value

10/31/11	$12.58	$13.10	$12.53	$12.53	$12.47	$12.89	$12.56	$12.58

4/30/12	12.59	13.11	12.53	12.53	12.47	12.89	12.56	12.59

	Before	After	Net	Net	Before	After	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset
Current yield (end of period)	charge	charge	value	value	charge	charge	value	value

Current dividend rate [1]	4.29%	4.12%	3.54%	3.54%	4.04%	3.91%	4.01%	4.58%

Current 30-day SEC yield [2]	N/A	2.61	1.99	1.99	N/A	2.40	2.48	2.96

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares and 3.25% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/12

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(6/1/87)		(2/1/94)		(7/26/99)		(3/17/95)		(12/1/03)	(10/4/05)

	Before	After					Before	After	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value

Annual average
(life of fund)	7.36%	7.18%	6.52%	6.52%	6.56%	6.56%	7.05%	6.91%	7.08%	7.43%

10 years	120.98	112.11	104.97	104.97	105.07	105.07	115.31	108.34	115.51	124.63
Annual average	8.25	7.81	7.44	7.44	7.45	7.45	7.97	7.62	7.98	8.43

5 years	47.23	41.32	41.74	39.74	41.88	41.88	45.29	40.54	45.21	49.01
Annual average	8.04	7.16	7.23	6.92	7.25	7.25	7.76	7.04	7.75	8.30

3 years	58.40	52.13	54.87	51.87	54.99	54.99	57.18	52.07	57.12	59.64
Annual average	16.57	15.01	15.70	14.95	15.73	15.73	16.27	15.00	16.25	16.87

1 year	2.17	–1.92	1.34	–3.51	1.45	0.48	1.84	–1.47	1.85	2.37

6 months	2.19	–1.87	1.81	–3.18	1.82	0.82	1.99	–1.33	1.99	2.33

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual operating expenses for the fiscal year
ended 10/31/11	1.13%	1.88%	1.88%	1.38%	1.38%	0.88%

Annualized expense ratio for the six-month period
ended 4/30/12	1.10%	1.85%	1.85%	1.35%	1.35%	0.85%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2011, to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.53	$9.28	$9.28	$6.78	$6.78	$4.28

Ending value (after expenses)	$1,023.10	$1,018.50	$1,018.50	$1,021.10	$1,021.00	$1,024.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2012, use the following calculation method. To find the value of your investment on November 1, 2011, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Expenses paid per $1,000*†	$5.52	$9.27	$9.27	$6.77	$6.77	$4.27

Ending value (after expenses)	$1,019.39	$1,015.66	$1,015.66	$1,018.15	$1,018.15	$1,020.64

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/12. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA (Bank of America) Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June  30, 2011, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2012, Putnam employees had approximately $350,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

The fund’s portfolio 4/30/12 (Unaudited)

FOREIGN GOVERNMENT AND AGENCY BONDS
AND NOTES (36.2%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$25,000	$20,300

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		5,360,000	4,837,400

Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		100,000	120,600

Canada (Government of) bonds 5s, 2037	CAD	200,000	289,319

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		$250,000	253,284

Export-Import Bank of Korea 144A sr. unsec. unsub. notes
5.1s, 2013 (India)	INR	20,600,000	377,602

France (Government of) bonds 3 3/4s, 2021	EUR	7,111,000	10,140,351

France (Government of) bonds 2 1/2s, 2016	EUR	6,580,000	9,074,547

Germany (Federal Republic of) bonds 3s, 2020	EUR	7,713,000	11,549,009

Germany (Federal Republic of) bonds 2 1/4s, 2020	EUR	11,240,000	15,940,560

Germany (Federal Republic of) bonds Ser. 86, 6s, 2016	EUR	12,969,000	20,989,833

Germany (Federal Republic of) unsec. bonds 4 3/4s, 2028	EUR	2,200,000	3,850,083

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017		$210,000	239,245

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		594,000	555,146

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021		280,000	301,000

International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. MPLE, 4.3s, 2012	CAD	2,000,000	2,057,337

Japan (Government of) 10 yr sr. unsec. unsub. bonds 1s, 2021	JPY	1,377,000,000	17,479,828

Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,504,167

Korea Development Bank sr. unsec. unsub. notes 4s,
2016 (South Korea)		$250,000	260,982

Netherlands (Government of) bonds 5s, 2012	EUR	1,200,000	1,604,023

Ontario (Province of) bonds 4s, 2021 (Canada)	CAD	1,690,000	1,842,910

Ontario (Province of) debs. 5s, 2014 (Canada)	CAD	1,100,000	1,183,437

Peru (Republic of) bonds 6.95s, 2031	PEN	840,000	354,986

Russia (Federation of) 144A sr. notes 5 5/8s, 2042		$600,000	632,892

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017		200,000	202,824

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024		1,600,000	1,676,000

Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022	SEK	1,500,000	258,028

Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	592,264

Switzerland (Government of) bonds 2s, 2021	CHF	600,000	741,339

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		$700,000	693,000

United Kingdom Treasury bonds 8s, 2021	GBP	830,000	2,032,229

United Kingdom Treasury bonds 4 1/2s, 2034	GBP	1,310,000	2,568,206

United Kingdom Treasury bonds 4s, 2022	GBP	2,740,000	5,188,907

United Kingdom Treasury bonds 3 3/4s, 2020	GBP	6,030,000	11,233,448

United Kingdom Treasury bonds 3 3/4s, 2019	GBP	630,000	1,173,235

Total foreign government and agency bonds and notes (cost $126,447,197)			$131,818,321

CORPORATE BONDS AND NOTES (26.3%)*	Principal amount		Value

Basic materials (1.6%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		$165,000	$208,533

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		95,000	114,824

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)		215,000	209,647

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		160,000	171,600

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Basic materials cont.
CF Industries, Inc. company guaranty sr. unsec. unsub. notes
6 7/8s, 2018	$195,000	$226,688

Dow Chemical Co. (The) sr. unsec. notes 5 1/4s, 2041	495,000	514,148

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	120,000	150,769

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020	305,000	347,625

International Paper Co. sr. unsec. notes 9 3/8s, 2019	128,000	171,158

International Paper Co. sr. unsec. notes 8.7s, 2038	120,000	163,474

International Paper Co. sr. unsec. notes 7.95s, 2018	155,000	194,120

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	205,000	253,658

LyondellBasell Industries NV 144A company guaranty sr. notes
6s, 2021 (Netherlands)	230,000	248,400

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	160,000	165,773

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	260,000	320,627

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
5.2s, 2040 (Australia)	400,000	445,475

Rock-Tenn Co. 144A sr. unsec. notes 4.9s, 2022	105,000	106,340

Rock-Tenn Co. 144A sr. unsec. notes 4.45s, 2019	105,000	106,912

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	155,000	202,165

Sealed Air Corp. sr. notes 7 7/8s, 2017	100,000	108,217

Sealed Air Corp. 144A notes 5 5/8s, 2013	151,000	155,645

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	10,000	12,375

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	31,000	35,538

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	180,000	209,322

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	140,000	153,652

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec.
notes 6s, 2041 (Canada)	715,000	744,628

		5,741,313
Capital goods (0.2%)
BE Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022	285,000	289,275

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	253,000	328,406

		617,681
Communication services (2.0%)
America Movil SAB de CV company guaranty sr. unsec. unsub.
notes 6 1/8s, 2040 (Mexico)	100,000	120,095

America Movil SAB de CV company guaranty unsec. unsub.
notes 2 3/8s, 2016 (Mexico)	200,000	204,229

American Tower Corp. sr. unsec. notes 7s, 2017 R	130,000	151,966

American Tower REIT, Inc. sr. unsec. notes 7 1/4s, 2019 R	254,000	298,805

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	205,000	254,101

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	265,000	346,980

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028	310,000	296,121

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	130,000	123,429

Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	75,000	95,353

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	120,000	136,738

Crown Castle Towers, LLC 144A company guaranty sr. notes
4.883s, 2020	190,000	201,536

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	555,000	629,393

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	128,000	131,705

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Communication services cont.
Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015	$135,000	$146,475

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s,
2030 (Netherlands)	115,000	150,428

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040	125,000	151,669

Qwest Corp. notes 6 3/4s, 2021	612,000	686,450

Rogers Communications, Inc. company guaranty notes 6.8s,
2018 (Canada)	80,000	99,679

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017	350,000	377,164

TCI Communications, Inc. company guaranty sr. unsec. unsub.
debs. 7 7/8s, 2026	580,000	767,667

Telecom Italia Capital SA company guaranty sr. unsec. unsub.
notes 6.175s, 2014 (Italy)	235,000	242,591

Telefonica Emisiones SAU company guaranty sr. unsec. notes
5.462s, 2021 (Spain)	185,000	173,869

Telefonica Emisiones SAU company guaranty sr. unsec. unsub.
notes 6.221s, 2017 (Spain)	155,000	158,132

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	105,000	132,804

Time Warner Cable, Inc. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2041	525,000	550,324

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039	68,000	93,279

Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	162,000	221,545

Verizon Communications, Inc. sr. unsec. unsub. notes
7 3/4s, 2030	110,000	151,955

		7,094,482
Consumer cyclicals (1.4%)
Advance Auto Parts, Inc. company guaranty sr. unsec. notes
5 3/4s, 2020	185,000	210,149

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	85,000	92,225

Choice Hotels International, Inc. company guaranty sr. unsec.
unsub. notes 5.7s, 2020	160,000	173,358

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. notes 6.35s, 2040	145,000	161,143

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company
guaranty sr. unsec. unsub. notes 5 7/8s, 2019	185,000	212,871

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021	310,000	339,450

Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	235,000	245,673

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018	260,000	280,964

FUEL Trust 144A company guaranty asset backed notes
4.207s, 2016	640,000	668,297

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	175,000	204,185

Lender Processing Services, Inc. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	231,000	241,106

Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	145,000	156,963

Limited Brands, Inc. sr. notes 5 5/8s, 2022	220,000	221,375

Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
5 1/8s, 2042	30,000	30,305

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Macy’s Retail Holdings, Inc. company guaranty sr. unsec. notes
3 7/8s, 2022	$50,000	$51,382

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	180,000	179,273

Masco Corp. sr. unsec. bonds 7 1/8s, 2020	125,000	135,209

News America, Inc. company guaranty sr. unsec. notes 6.9s, 2019	80,000	98,435

Owens Corning company guaranty sr. unsec. notes 9s, 2019	87,000	107,663

QVC, Inc. 144A sr. notes 7 1/8s, 2017	80,000	85,600

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	165,000	223,299

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	215,000	281,683

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	50,000	55,392

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	545,000	564,900

Viacom, Inc. company guaranty sr. unsec. debs. 7 7/8s, 2030	170,000	224,135

		5,245,035
Consumer staples (1.0%)
Altria Group, Inc. company guaranty sr. unsec. notes 10.2s, 2039	63,000	100,937

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	180,000	244,411

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	130,000	177,385

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 8.2s, 2039	154,000	243,384

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	230,000	252,264

Campbell Soup Co. debs. 8 7/8s, 2021	50,000	72,686

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017	62,000	67,348

CVS Pass-Through Trust 144A company guaranty sr. notes
7.507s, 2032	334,893	415,050

CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	47,170	48,204

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	380,000	439,789

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020	150,000	175,136

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	589,000	738,695

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes
4.95s, 2042	205,000	217,959

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	115,000	132,538

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014
(United Kingdom)	200,000	229,645

		3,555,431
Energy (1.7%)
Anadarko Finance Co. company guaranty sr. unsec. unsub. notes
Ser. B, 7 1/2s, 2031	455,000	572,733

BG Energy Capital PLC 144A company guaranty sr. unsec. notes
4s, 2021 (United Kingdom)	200,000	213,883

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
4.742s, 2021 (United Kingdom)	265,000	301,210

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes
4 1/2s, 2020 (United Kingdom)	140,000	155,561

Chesapeake Midstream Partners LP/CHKM Finance Corp.
company guaranty sr. unsec notes 5 7/8s, 2021	110,000	104,500

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s,
2020 (Italy)	605,000	603,493

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Energy cont.
Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	$300,000	$342,693

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2031	185,000	239,322

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041	45,000	49,425

Noble Holding International, Ltd. company guaranty sr. unsec.
notes 6.05s, 2041	160,000	177,415

Petrobras International Finance Co. company guaranty sr. unsec.
notes 7 7/8s, 2019 (Brazil)	55,000	67,964

Petrobras International Finance Co. company guaranty sr. unsec.
notes 5 3/8s, 2021 (Brazil)	225,000	246,472

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	445,000	465,841

Petrohawk Energy Corp. company guaranty sr. unsec. notes
7 1/4s, 2018	295,000	336,300

Petroleos de Venezuela SA company guaranty sr. unsec. notes
5 1/4s, 2017 (Venezuela)	370,000	283,483

Petroleos de Venezuela SA 144A company guaranty sr. notes
8 1/2s, 2017 (Venezuela)	100,000	89,250

Petronas Capital, Ltd. 144A company guaranty unsec. unsub.
notes 5 1/4s, 2019 (Malaysia)	315,000	358,023

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	425,000	595,715

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company
guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	253,125

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	140,000	149,274

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040
(Norway)	165,000	188,570

Weatherford Bermuda company guaranty sr. unsec. notes
9 7/8s, 2039	365,000	506,089

Weatherford Bermuda company guaranty sr. unsec. notes
9 5/8s, 2019	36,000	47,624

Weatherford International, Inc. company guaranty sr. unsec.
unsub. notes 6.8s, 2037	10,000	11,329

		6,359,294
Financials (10.2%)
ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s, 2017
(Netherlands)	1,190,000	1,203,911

Aflac, Inc. sr. unsec. notes 6.9s, 2039	215,000	257,169

Aflac, Inc. sr. unsec. notes 6.45s, 2040	185,000	212,716

American Express Co. sr. unsec. notes 8 1/8s, 2019	330,000	437,075

American International Group, Inc. jr. sub. bonds FRB
8.175s, 2068	135,000	144,281

American International Group, Inc. sr. unsec. Ser. MTN,
5.85s, 2018	250,000	275,112

Aon PLC jr. unsec. sub. notes 8.205s, 2027	545,000	636,739

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	855,000	967,674

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	270,000	290,696

AXA SA 144A jr. unsec. sub. notes FRN 6.463s, 2018 (France)	485,000	394,063

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)	535,000	553,472

Bank of America Corp. sr. unsec. unsub notes 5 7/8s, 2042	225,000	222,085

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount		Value

Financials cont.
Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016		$725,000	$792,658

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049
(United Kingdom)		150,000	120,750

Barclays Bank PLC 144A sub. notes 10.179s, 2021
(United Kingdom)		870,000	1,012,088

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017
(United Kingdom)		725,000	727,300

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		230,000	279,791

BNP Paribas SA 144A jr. unsec. sub. notes FRN 7.195s, 2049 (France)		300,000	258,000

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)		593,000	489,225

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R		585,000	628,952

Capital One Capital IV company guaranty jr. unsec. sub. notes
FRN 6.745s, 2037		510,000	510,000

Capital One Capital V company guaranty jr. unsec. sub. notes
10 1/4s, 2039		149,000	155,333

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019		5,000	6,212

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		515,000	571,657

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		80,000	87,546

CNA Financial Corp. unsec. notes 6 1/2s, 2016		260,000	293,507

Commonwealth Bank of Australia 144A sr. unsec. notes 5s,
2019 (Australia)		105,000	115,140

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s,
2014 (Australia)		120,000	124,242

Cooperative Centrale Raiffeisen-Boerenleenbank BA/
Netherlands 144A jr. unsec. sub. notes FRN 11s, perpetual
maturity (Netherlands)		865,000	1,098,550

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R		370,000	444,353

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub.
bonds FRB 5.628s, perpetual maturity		745,000	610,900

Duke Realty LP sr. unsec. notes 6 1/4s, 2013 R		22,000	23,007

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021		445,000	464,376

GE Capital Trust IV 144A unsec. sub. bonds FRB 4 5/8s, 2066	EUR	90,000	99,841

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		$415,000	480,995

General Electric Capital Corp. sr. unsec. FRN Ser. MTN,
0.71s, 2016		145,000	138,457

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037		720,000	834,657

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		530,000	523,321

Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN
6.505s, 2067		380,000	289,750

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		195,000	225,089

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		11,000	10,857

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB 8 1/8s, 2038		220,000	231,000

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB
6.071s, perpetual maturity (Jersey)		650,000	432,250

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)		800,000	735,099

Health Care REIT, Inc. sr. unsec. notes 4 1/8s, 2019 R		165,000	166,573

HSBC Finance Capital Trust IX FRN 5.911s, 2035		200,000	184,000

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Financials cont.
HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022
(United Kingdom)	$685,000	$740,404

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	320,000	355,057

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	100,000	105,250

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	850,000	839,667

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	220,000	222,200

International Lease Finance Corp. sr. unsec. unsub notes
4 7/8s, 2015	390,000	390,000

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub.
notes FRN 1.503s, 2047	964,000	713,380

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
bonds 7.8s, 2037	650,000	637,000

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub.
notes FRN 7s, 2037	265,000	238,500

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes
6 3/8s, 2021 (United Kingdom)	175,000	189,184

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,040,000	995,671

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia)	540,000	553,106

Majapahit Holding BV 144A company guaranty sr. unsec. notes
7 3/4s, 2020 (Indonesia)	295,000	351,448

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	435,000	631,620

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	80,000	88,593

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	220,000	244,750

MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2068	300,000	364,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	125,000	122,277

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	425,000	450,340

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	100,000	103,523

MPT Operating Partnership LP/MPT Finance Corp. company
guaranty sr. unsec notes 6 7/8s, 2021 R	205,000	214,225

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	35,000	37,038

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039	40,000	51,263

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015
(Sweden)	365,000	352,225

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	815,000	782,760

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	30,000	30,002

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	945,000	989,888

Prudential Covered Trust 2012-1 144A company guaranty notes
2.997s, 2015	350,000	354,865

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	15,000	18,670

Prudential Financial, Inc. sr. notes 6.2s, 2015	15,000	16,594

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040	85,000	99,844

Rayonier, Inc. company guaranty sr. unsec. unsub. notes
3 3/4s, 2022 R	120,000	118,957

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A
notes 9s, 2014 (Russia)	215,000	239,456

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount		Value

Financials cont.
Santander Issuances S.A. Unipersonal 144A bank guaranty unsec.
sub. notes 5.911s, 2016 (Spain)		$600,000	$565,500

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s,
2022 (Luxembourg)		275,000	282,066

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s,
2017 (Luxembourg)		450,000	459,000

Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South Korea)		650,000	684,752

SL Green Realty Corp./SL Green Operating Partnership/Reckson
Operating Part sr. unsec. notes 5s, 2018 R		270,000	275,833

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.219s,
2017 (France)		445,000	287,421

Standard Chartered Bank 144A unsec. sub. notes 6.4s, 2017
(United Kingdom)		435,000	478,500

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049
(United Kingdom)		100,000	96,053

State Street Capital Trust IV company guaranty jr. unsec. sub.
bonds FRB 1.474s, 2037		550,000	406,987

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 R		85,000	97,452

TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 5.6s, 2019		135,000	150,913

Teachers Insurance & Annuity Association of America 144A
notes 6.85s, 2039		210,000	263,049

Vnesheconombank Via VEB Finance PLC 144A bank guaranty
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		500,000	530,000

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015 R		175,000	183,256

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		100,000	103,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)		699,000	737,592

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s,
2035 (Russia)		100,000	104,463

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes
6.609s, 2012 (Russia)		310,000	316,563

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub.
notes 5 3/4s, 2021 (United Kingdom)		405,000	440,573

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037		300,000	293,250

			37,159,449
Government (4.5%)
African Development Bank sr. unsec. unsub. notes Ser. MPLE,
4.85s, 2012 (Supra-Nation)	CAD	4,000,000	4,080,331

Asian Development Bank sr. unsec. unsub. notes Ser. MTN,
5 1/2s, 2016 (Supra-Nation)	AUD	2,150,000	2,350,074

Eurasian Development Bank 144A sr. unsec. notes 7 3/8s,
2014 (Kazakhstan)		$100,000	109,611

European Investment Bank sr. unsec. unsub. bonds 5 5/8s,
2032 (Luxembourg)	GBP	1,900,000	3,688,587

Inter-American Development Bank sr. unsec. unsub. notes
Ser. MPLE, 4 1/4s, 2012 (Supra-Nation)	CAD	3,000,000	3,082,543

KfW govt. guaranty sr. unsec. unsub. bonds Ser. 8, 3 7/8s,
2013 (Germany)	EUR	1,055,000	1,452,992

Landwirtschaftliche Rentenbank govt. guaranty unsec. unsub.
bonds 3 1/4s, 2014 (Germany)	EUR	1,055,000	1,462,335

			16,226,473

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount	Value

Health care (0.4%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	$200,000	$259,645

CIGNA Corp. sr. unsec. unsub. notes 5 3/8s, 2042	295,000	312,409

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	250,000	281,615

Fresenius Medical Care US Finance II, Inc. 144A company
guaranty sr. unsec. notes 5 5/8s, 2019	120,000	122,100

Fresenius Medical Care US Finance, Inc. 144A company guaranty
sr. notes 5 3/4s, 2021	135,000	137,363

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
6.95s, 2037	175,000	218,295

Quest Diagnostics, Inc. company guaranty sr. unsec. notes
4 3/4s, 2020	28,000	30,621

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041	120,000	123,073

		1,485,121
Technology (0.3%)
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 7/8s, 2020	145,000	158,413

Brocade Communications Systems, Inc. company guaranty
sr. notes 6 5/8s, 2018	35,000	36,750

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	116,000	125,425

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	5,000	6,023

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	465,000	562,655

Lexmark International Inc, sr. unsec. notes 5.9s, 2013	105,000	109,272

		998,538
Transportation (0.4%)
American Airlines pass-through certificates Ser. 11-2, Class A,
8 5/8s, 2023	257,177	270,679

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	295,000	328,656

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes
5 3/4s, 2040	10,000	11,629

Continental Airlines, Inc. pass-through certificates Ser. 97-4A,
6.9s, 2018	78,688	84,196

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017	137,695	145,268

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	60,000	60,209

Delta Air Lines, Inc. pass-through certificates 6.2s, 2018	125,900	136,601

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	149,132	170,010

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	140,000	164,245

Southwest Airlines Co. pass-through certificates Ser. 07-1,
6.15s, 2022	185,978	210,620

United AirLines, Inc. pass-through certificates Ser. 07-A,
6.636s, 2022	38,962	40,910

		1,623,023
Utilities and power (2.6%)
Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042	65,000	65,651

Beaver Valley Funding Corp. sr. bonds 9s, 2017	157,000	163,034

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	567,274	621,165

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019	405,000	497,290

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.417s, 2013	130,000	129,350

CORPORATE BONDS AND NOTES (26.3%)* cont.	Principal amount		Value

Utilities and power cont.
Consolidated Edison Co. of New York sr. unsec. unsub. notes
4.2s, 2042		$65,000	$66,803

Dolphin Subsidiary II, Inc. 144A sr. unsec. notes 6 1/2s, 2016		230,000	249,550

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.77s, 2066		350,000	312,943

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		165,000	170,427

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018
(Netherlands)		335,000	296,322

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		105,000	136,712

El Paso Pipeline Partners Operating Co., LP company guaranty
sr. unsec. notes 6 1/2s, 2020		95,000	108,775

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)		465,000	552,234

Enel Finance International SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)		175,000	172,658

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		515,000	546,134

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		210,000	222,913

Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. notes 5.7s, 2042		620,000	685,879

Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN, 4 1/2s,
2016 (Finland)	EUR	255,000	377,330

Iberdrola International BV company guaranty sr. unsec. unsub.
notes 6 3/4s, 2036		$155,000	168,489

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	144,938

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes
11 7/8s, 2012		185,000	188,253

Nevada Power Co. notes 6 1/2s, 2018		195,000	242,007

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021
(United Kingdom)		640,000	701,119

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067		240,000	243,600

Spectra Energy Capital, LLC company guaranty sr. unsec. notes
5.65s, 2020		20,000	22,606

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub.
notes 6.2s, 2018		75,000	88,207

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes
6.572s, 2017		20,000	23,582

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		530,000	706,529

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s,
2067 (Canada)		340,000	354,923

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019		45,000	56,043

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		170,000	200,171

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	195,820

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042		35,000	34,737

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067		830,000	857,017

			9,603,211

Total corporate bonds and notes (cost $90,862,232)			$95,709,051

MORTGAGE-BACKED SECURITIES (17.1%)*	Principal amount		Value

American Home Mortgage Investment Trust
Ser. 07-1, Class GIOP, IO, 2.078s, 2047		$1,365,231	$166,388
FRB Ser. 07-1, Class GA1A, 0.399s, 2047		6,403,920	3,458,117

Banc of America Commercial Mortgage, Inc.
FRB Ser. 04-3, Class B, 5.791s, 2039		1,200,000	1,188,186
Ser. 07-2, Class A2, 5.634s, 2049 F		676,388	696,381
Ser. 06-5, Class A2, 5.317s, 2047		1,424,125	1,431,305

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class J, 4.9s, 2036 F		1,216,000	1,177,985
Ser. 04-4, Class XC, IO, 1.04s, 2042		1,360,278	17,799
Ser. 07-5, Class XW, IO, 0.58s, 2051		8,245,099	124,913
Ser. 06-5, Class XC, IO, 0.319s, 2047		2,089,603	30,665

Barclays Capital LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.823s, 2046		9,976,817	411,544
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047		24,075,857	1,032,854
Ser. 09-RR7, Class 2A1, IO, 3/4s, 2047		25,436,015	653,706
Ser. 09-RR7, Class 1A1, IO, 3/4s, 2046		26,145,128	669,315

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, 2.93s, 2023	CAD	4,500,613	85,652
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	6,496,428	180,849
FRB Ser. 06-CD1A, Class A1, 1.497s, 2023	CAD	273,204	268,267

Bear Stearns Asset Backed Securities Trust FRB Ser. 06-IM1,
Class A1, 0.469s, 2036		$898,830	449,415

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 04-PWR3,
Class D, 4.889s, 2041 F		461,000	450,798

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class X1, IO, 0.232s, 2038 F		5,979,094	101,675

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046		4,256,441	110,667
Ser. 07-AR5, Class 1X2, IO, 1/2s, 2047		2,612,153	54,855
Ser. 06-AR5, Class 1X, IO, 1/2s, 2046		5,631,897	104,190
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036		3,051,303	42,718

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA,
IO, 1.674s, 2044 F		6,691,195	473,938

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class AJ,
4.96s, 2043		450,000	421,488

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC,
IO, 0.154s, 2049		30,952,345	432,095

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.224s, 2049		6,655,697	58,570
Ser. 07-CD5, Class XS, IO, 0.089s, 2044		5,050,330	18,678

Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		35,007	35,756

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046		118,246	118,100
Ser. 05-C6, Class AJ, 5.209s, 2044		1,057,000	1,039,486

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 2.063s, 2014 (United Kingdom)	GBP	102,358	116,282
FRB Ser. 05-CT2A, Class E, 2.14s, 2014 (United Kingdom)	GBP	29,745	36,205

MORTGAGE-BACKED SECURITIES (17.1%)* cont.	Principal amount		Value

Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, 0.589s, 2035		$763,302	$457,981
FRB Ser. 06-OA10, Class 3A1, 0.429s, 2046		921,171	479,009
FRB Ser. 07-OA3, Class 1A1, 0.379s, 2047		2,751,462	1,767,814

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.967s, 2039		461,037	460,417

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.258s, 2049		9,802,325	58,845
Ser. 06-C4, Class AX, IO, 0.174s, 2039		9,329,344	116,346

CS First Boston Mortgage Securities Corp. Ser. 05-C5, Class AJ,
5.1s, 2038 F		779,000	790,528

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		271,493	292,196
FRB Ser. 03-CK2, Class G, 5.744s, 2036		933,000	929,885
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	22,573
Ser. 03-C3, Class AX, IO, 1.937s, 2038		3,412,481	37,401
Ser. 04-C4, Class AX, IO, 1.189s, 2039		692,499	10,635

DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2, Class B3,
6.04s, 2031		253,911	263,830

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D,
1.863s, 2014 (United Kingdom) F	GBP	15,834	16,670

Fannie Mae Grantor Trust IFB Ser. 10-46, Class SB, IO,
6.211s, 2040		$2,186,975	318,467

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.639s, 2032		108,396	171,483
IFB Ser. 3408, Class EK, 24.826s, 2037		50,209	80,438
IFB Ser. 3072, Class SM, 22.916s, 2035		134,551	207,833
IFB Ser. 3072, Class SB, 22.769s, 2035		120,822	185,825
IFB Ser. 3249, Class PS, 21.482s, 2036		109,299	161,230
IFB Ser. 3065, Class DC, 19.139s, 2035		112,467	172,497
IFB Ser. 2990, Class LB, 16.332s, 2034		116,479	160,185
IFB Ser. 3031, Class BS, 16.124s, 2035		131,654	177,351
IFB Ser. 3951, Class CS, IO, 6.51s, 2026		16,576,732	2,988,122
IFB Ser. 3856, Class PS, IO, 6.36s, 2040		5,189,885	841,786
IFB Ser. 3934, Class SA, IO, 6.16s, 2041		1,260,473	220,545
IFB Ser. 3751, Class SB, IO, 5.8s, 2039		9,804,435	1,482,921
Ser. 3632, Class CI, IO, 5s, 2038		191,125	15,527
Ser. 3626, Class DI, IO, 5s, 2037		125,292	5,882
IFB Ser. 3852, Class SG, 4.79s, 2041		1,028,349	1,014,168
Ser. 3747, Class HI, IO, 4 1/2s, 2037		362,035	42,648
Ser. 3707, Class PI, IO, 4 1/2s, 2025		1,486,913	118,269
Ser. 3300, PO, zero %, 2037		23,884	22,158
FRB Ser. 3326, Class WF, zero %, 2035		17,406	15,334

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.691s, 2036		96,847	160,490
IFB Ser. 07-53, Class SP, 23.325s, 2037		117,114	182,129
IFB Ser. 05-75, Class GS, 19.534s, 2035		130,013	186,089
IFB Ser. 10-129, Class PS, IO, 6.461s, 2038		5,676,766	979,242
IFB Ser. 12-4, Class SN, IO, 6.361s, 2040		3,722,720	702,068
IFB Ser. 12-3, Class CS, IO, 6.311s, 2040		3,526,686	675,431

MORTGAGE-BACKED SECURITIES (17.1%)* cont.	Principal amount	Value

Federal National Mortgage Association
IFB Ser. 11-67, Class BS, IO, 6.261s, 2041	$1,346,296	$216,081
IFB Ser. 12-30, Class HS, IO, 6.211s, 2042	9,362,676	1,905,117
IFB Ser. 404, Class S13, IO, 6.161s, 2040	3,998,345	555,822
IFB Ser. 12-4, Class SY, IO, 5.711s, 2042	3,176,834	527,291
Ser. 03-W10, Class 1, IO, 1.431s, 2043	881,543	41,598
Ser. 07-64, Class LO, PO, zero %, 2037	43,969	40,405
Ser. 04-61, Class CO, PO, zero %, 2031	8,334	8,281

GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1,
Class XC, IO, 0.15s, 2049	35,786,044	217,042

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class AJ,
4.915s, 2041	355,000	344,886

Government National Mortgage Association
IFB Ser. 11-37, Class SB, IO, 6.46s, 2038	2,212,302	305,072
IFB Ser. 10-85, Class SD, IO, 6.41s, 2038	2,000,149	336,545
IFB Ser. 11-37, Class SD, IO, 6.41s, 2038	2,846,177	389,027
IFB Ser. 10-171, Class SB, IO, 6.21s, 2040	5,763,185	997,434
IFB Ser. 10-120, Class SB, IO, 5.96s, 2035	261,099	27,778
IFB Ser. 10-20, Class SC, IO, 5.91s, 2040	1,143,092	192,965
IFB Ser. 10-160, Class SM, IO, 5.76s, 2038	4,353,801	629,864
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	114,874	19,654
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	2,180,848	300,966
Ser. 11-116, Class BI, IO, 4s, 2026	4,585,690	517,770

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO,
1s, 2036	2,943,111	103,892

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042 F	697,000	700,173

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	112,398	115,401

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F,
6s, 2030 F	57,435	58,584

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1,
0.419s, 2037	6,809,405	3,608,985

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.439s, 2037	1,858,812	794,642
FRB Ser. 06-A7, Class 1A1, 0.399s, 2036	1,793,202	856,394
FRB Ser. 07-A1, Class 1A3A, 0.389s, 2037	1,316,797	697,902

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.853s, 2041 F	589,000	562,718
Ser. 07-LDPX, Class A3S, 5.317s, 2049	580,000	594,849
Ser. 06-LDP9, Class A2S, 5.298s, 2047	932,857	936,168
Ser. 04-C3, Class B, 4.961s, 2042	453,000	433,657
Ser. 06-LDP8, Class X, IO, 0.735s, 2045	2,494,751	47,360
Ser. 06-CB17, Class X, IO, 0.69s, 2043	23,388,370	440,754
Ser. 07-LDPX, Class X, IO, 0.494s, 2049	4,264,578	46,595

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 07-CB20, Class X1, IO, 0.215s, 2051	8,202,330	83,311

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J,
5.6s, 2035	119,000	125,628

MORTGAGE-BACKED SECURITIES (17.1%)* cont.	Principal amount	Value

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038	$445,839	$445,839
Ser. 04-C8, Class D, 4.946s, 2039 F	468,000	466,798
Ser. 05-C1, Class D, 4.856s, 2040 F	518,000	496,888
Ser. 03-C5, Class F, 4.843s, 2037	442,000	417,911
Ser. 07-C2, Class XW, IO, 0.712s, 2040	1,193,641	19,401

LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.843s, 2038	1,501,750	36,381
Ser. 06-C7, Class XCL, IO, 0.335s, 2038	2,753,065	38,554
Ser. 05-C2, Class XCL, IO, 0.305s, 2040	3,621,034	29,298
Ser. 06-C6, Class XCL, IO, 1/4s, 2039	13,734,910	260,180
Ser. 07-C2, Class XCL, IO, 0.193s, 2040	7,650,266	79,379

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, PO,
zero %, 2047	2,286,276	72,875

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.032s, 2050	539,000	559,839
FRB Ser. 07-C1, Class A2, 5.928s, 2050	365,396	365,731
Ser. 03-KEY1, Class C, 5.373s, 2035	386,000	386,166

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB
Ser. 06-4, Class A2FL, 0.36s, 2049	153,308	151,775

Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5, Class X,
IO, 5.164s, 2049	188,117	14,109

Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032	256,000	266,007
FRB Ser. 07-HQ12, Class A2, 5.782s, 2049 F	303,104	308,840
Ser. 07-IQ14, Class A2, 5.61s, 2049	368,485	378,110
Ser. 05-HQ5, Class X2, IO, 0.401s, 2042	71,377,319	169,164

Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039 F	360,000	313,339
Ser. 03-IQ6, Class C, 5.237s, 2041 F	516,000	518,936
Ser. 05-HQ5, Class X1, IO, 0.147s, 2042	75,695,752	405,729

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C,
5.15s, 2035	359,000	355,040

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.854s, 2043 F	656,143	678,870

Residential Accredit Loans, Inc.
Ser. 06-Q07, Class X3, IO, 1 1/2s, 2046	3,700,879	192,446
Ser. 06-Q07, Class X1, IO, 0.9s, 2046	2,569,768	82,233

Structured Asset Mortgage Investments, Inc.
Ser. 06-AR6, Class 2X, IO, 1s, 2046	5,860,866	222,127
Ser. 07-AR1, Class 1X, IO, 0.6s, 2037	2,033,085	43,711
Ser. 06-AR8, Class X, IO, 0.4s, 2036	8,949,023	120,812

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
6.009s, 2045	1,771,340	283,414

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.656s, 2039 F	770,000	812,540

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO,
0.543s, 2046	2,258,521	32,974

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A1,
0.289s, 2036	3,011,953	1,310,199

MORTGAGE-BACKED SECURITIES (17.1%)* cont.		Principal amount	Value

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F		$87,000	$75,700
Ser. 05-C1A, Class C, 4.9s, 2036 F		85,000	85,625

Washington Mutual Mortgage Pass-Through Certificates FRB
Ser. 07-HY1, Class A3A, 0.469s, 2037		2,269,502	1,259,574

Total mortgage-backed securities (cost $59,894,033)			$62,188,215

U.S. GOVERNMENT AGENCY
MORTGAGE OBLIGATIONS (10.1%)*		Principal amount	Value

Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, with due dates from July 1, 2021 to September 1, 2021		$37,147	$40,779
5 1/2s, June 1, 2035		46,377	50,907
5 1/2s, April 1, 2020		35,984	39,185

Federal National Mortgage Association
Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		187,253	212,879
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037		138,940	156,352
6s, July 1, 2037		13,607	15,040
6s, with due dates from May 1, 2021 to October 1, 2021		106,909	117,512
5 1/2s, with due dates from February 1, 2018 to March 1, 2021		114,459	125,480
5s, May 1, 2037		384,884	417,689
5s, with due dates from May 1, 2020 to March 1, 2021		18,893	20,529
4 1/2s, TBA, May 1, 2042		1,000,000	1,070,703
4s, with due dates from May 1, 2019 to September 1, 2020		214,033	227,652
3 1/2s, TBA, June 1, 2042		10,000,000	10,356,250
3 1/2s, TBA, May 1, 2042		21,000,000	21,807,188
3 1/2s, January 1, 2042 ∆		2,017,522	2,065,830

Total U.S. government agency mortgage obligations (cost $36,277,124)			$36,723,975

U.S. TREASURY OBLIGATIONS (0.3%)*		Principal amount	Value

U.S. Treasury Notes 2.750%, November 30, 2016 [i]		$148,000	$163,137

U.S. Treasury Notes 0.125%, December 31, 2013 [i]		767,000	765,727

Total U.S. treasury obligations (cost $928,864)			$928,864

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)*	strike price	amount	Value

Option on an interest rate swap with Bank
of America N.A. for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	$1,766,000	$1,007

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	5,916,923	1,361

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	7,100,307	1,775

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	$2,366,769	$237

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	5,916,923	651

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	5,916,923	473

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to pay a fixed rate
of 4.89% versus the three month USD-LIBOR-BBA
maturing June 2021.	Jun-16/4.89	333,570	3,869

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
June 2022.	Jun-12/1.683	1,766,000	1,007

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.36% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.36	5,916,923	679,677

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.37% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/3.37	7,100,307	821,293

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.51% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.51	2,366,769	304,532

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.52% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.52	5,916,923	766,242

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 3.5375% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.5375	5,916,923	778,312

Option on an interest rate swap with Barclay’s
Bank, PLC for the right to receive a fixed rate
of 4.39% versus the three month USD-LIBOR-BBA
maturing June 2021.	Jun-16/4.39	333,570	28,253

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	Jul-16/4.74	10,036,000	274,756

Option on an interest rate swap with Citibank,
N.A. for the right to pay a fixed rate of 5.12%
versus the three month USD-LIBOR-BBA maturing
June 2021.	Jun-16/5.12	338,985	3,673

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	$1,766,000	$2,296

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 2.1075% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/2.1075	8,101,000	108,148

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.12% versus the three month USD-LIBOR-BBA
maturing June 2021.	Jun-16/4.12	338,985	25,527

Option on an interest rate swap with Citibank,
N.A. for the right to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	Jul-16/4.74	10,036,000	1,530,128

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	8,958,000	318,009

Option on an interest rate swap with Credit
Suisse International for the right to pay a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	10,036,000	285,022

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,766,000	2,296

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 1.9475% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/1.9475	13,523,000	114,269

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.096% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.096	4,592,000	46,976

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.1075% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1075	8,101,000	108,148

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.122% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.122	4,592,000	62,681

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.144% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.144	4,592,000	75,906

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.169% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.169	4,592,000	87,248

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 2.193% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.193	$4,592,000	$97,947

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.28% versus the three month
USD-LIBOR-BBA maturing August 2026.	Aug-16/4.28	8,958,000	1,100,938

Option on an interest rate swap with Credit
Suisse International for the right to receive a
fixed rate of 4.67% versus the three month
USD-LIBOR-BBA maturing July 2026.	Jul-16/4.67	10,036,000	1,487,335

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	3,985,400	11,478

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	5,252,000	244,113

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	5,252,000	226,886

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	5,156,000	58,417

Option on an interest rate swap with Deutsche
Bank AG for the right to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	9,943,000	111,461

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.6714% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/1.6714	1,766,000	2,296

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 1.683% versus the three month USD-LIBOR-BBA
maturing June 2022.	Jun-12/1.683	1,766,000	1,007

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 2.73% versus the three month USD-LIBOR-BBA
maturing August 2022.	Aug-12/2.73	3,985,400	233,026

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.375	5,252,000	1,418,198

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	Aug-15/4.46	5,252,000	1,486,369

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.765% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.765	$5,156,000	$507,454

Option on an interest rate swap with Deutsche
Bank AG for the right to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/4.77	9,943,000	982,965

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	2,738,000	18,865

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	2,738,000	12,431

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	2,738,000	21,603

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	2,738,000	15,634

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	2,738,000	24,122

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	2,738,000	26,531

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	776,000	1,630

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	776,000	4,757

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	776,000	7,178

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	776,000	9,514

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	776,000	11,516

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	$776,000	$13,176

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	776,000	14,922

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	776,000	16,467

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,614,000	36,428

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,614,000	69,370

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,614,000	90,820

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	3,489,851	201,504

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	1,414,000	25,127

Option on an interest rate swap with Goldman
Sachs International for the right to pay a fixed
rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	5,156,000	63,470

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,766,000	2,296

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,766,000	1,007

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.82% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.82	1,766,000	13,669

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.835% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/1.835	1,766,000	14,817

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.845% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.845	$1,766,000	$16,000

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.855% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/1.855	1,766,000	17,148

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 1.8625% versus the three month
USD-LIBOR-BBA maturing January 2023.	Jan-13/1.8625	1,766,000	17,925

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	2,738,000	25,327

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.09% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.09	2,738,000	21,794

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.095	2,738,000	27,873

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.095% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.095	2,738,000	24,724

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.10% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.10	2,738,000	30,200

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.105% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.105	2,738,000	32,418

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.11875% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.11875	8,101,000	111,875

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.17% versus the three month
USD-LIBOR-BBA maturing May 2022.	May-12/2.17	776,000	10,088

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.1825% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.1825	1,671,000	30,345

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.195% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/2.195	776,000	13,021

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.215% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/2.215	$776,000	$15,155

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.235% versus the three month
USD-LIBOR-BBA maturing August 2022.	Aug-12/2.235	776,000	17,142

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.26% versus the three month
USD-LIBOR-BBA maturing September 2022.	Sep-12/2.26	776,000	18,965

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.28% versus the three month
USD-LIBOR-BBA maturing October 2022.	Oct-12/2.28	776,000	20,362

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.305% versus the three month
USD-LIBOR-BBA maturing November 2022.	Nov-12/2.305	776,000	21,868

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.325% versus the three month
USD-LIBOR-BBA maturing December 2022.	Dec-12/2.325	776,000	23,070

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.83% versus the three month
USD-LIBOR-BBA maturing June 2042.	Jun-12/2.83	1,614,000	36,234

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.855% versus the three month
USD-LIBOR-BBA maturing September 2042.	Sep-12/2.855	1,614,000	67,610

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 2.8825% versus the three month
USD-LIBOR-BBA maturing December 2042.	Dec-12/2.8825	1,614,000	88,334

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 3.49% versus the three month
USD-LIBOR-BBA maturing September 2026.	Sep-16/3.49	3,489,851	270,254

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	1,414,000	106,036

Option on an interest rate swap with Goldman
Sachs International for the right to receive a
fixed rate of 4.72% versus the three month
USD-LIBOR-BBA maturing May 2021.	May-16/4.72	5,156,000	502,607

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to pay a fixed rate
of 3.49% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.49	5,804,219	464

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (5.0%)* cont.	strike price	amount	Value

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to pay a fixed rate
of 3.54% versus the three month USD-LIBOR-BBA
maturing July 2022.	Jul-12/3.54	$5,496,611	$385

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to pay a fixed rate
of 4.17% versus the three month USD-LIBOR-BBA
maturing August 2021.	Aug-16/4.17	1,414,000	24,687

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to pay a fixed rate
of 4.565% versus the three month USD-LIBOR-BBA
maturing June 2021.	Jun-16/4.565	331,452	4,401

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to pay a fixed rate
of 5.11% versus the three month USD-LIBOR-BBA
maturing May 2021.	May-16/5.11	2,807,000	28,502

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 1.6714% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/1.6714	1,766,000	2,296

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 1.683% versus the three month
USD-LIBOR-BBA maturing June 2022.	Jun-12/1.683	1,766,000	1,007

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 3.49% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.49	5,804,219	739,516

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 3.54% versus the three month
USD-LIBOR-BBA maturing July 2022.	Jul-12/3.54	5,496,611	725,113

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 4.17% versus the three month
USD-LIBOR-BBA maturing August 2021.	Aug-16/4.17	1,414,000	108,886

Option on an interest rate swap with JPMorgan
Chase Bank NA for the right to receive a fixed
rate of 4.565% versus the three month
USD-LIBOR-BBA maturing June 2021.	Jun-16/4.565	331,452	30,919

Total purchased options outstanding (cost $18,463,838)			$18,353,067

ASSET-BACKED SECURITIES (1.3%)*	Principal amount		Value

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3,
Class M6, 5.114s, 2034		$12,634	$3,404

First Franklin Mortgage Loan Asset Backed Certificates FRB
Ser. 06-FF18, Class A2B, 0.349s, 2037		2,342,672	1,405,603

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.291s, 2043	EUR	327,000	314,227
FRB Ser. 03-2, Class 3C, 3.563s, 2043	GBP	121,603	143,325

Merrill Lynch First Franklin Mortgage Loan Trust FRB Ser. 07-3,
Class A2B, 0.369s, 2037		$1,169,599	686,555

ASSET-BACKED SECURITIES (1.3%)* cont.	Principal amount	Value

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3,
3.439s, 2034	$10,558	$3,058

Structured Asset Securities Corp. FRB Ser. 06-BC2, Class A3,
0.389s, 2036	3,773,834	2,151,085

Total asset-backed securities (cost $4,481,529)		$4,707,257

MUNICIPAL BONDS AND NOTES (0.2%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$100,000	$128,155

IL State G.O. Bonds
4.421s, 1/1/15	45,000	47,520
4.071s, 1/1/14	135,000	140,671

North TX, Thruway Auth. Rev. Bonds (Build America Bonds),
6.718s, 1/1/49	95,000	123,506

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	115,000	132,981

Total municipal bonds and notes (cost $490,692)		$572,833

SENIOR LOANS (—%)* [c]	Principal amount	Value

Aramark Corp. bank term loan FRN Ser. B, 2.454s, 2014	$7,147	$7,096

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016	15,770	15,709

Aramark Corp. bank term loan FRN Ser. C, 0.145s, 2016	1,037	1,033

Aramark Corp. bank term loan FRN Ser. C, 0.145s, 2014	576	574

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.494s, 2018	13,071	11,948

Charter Communications Operating, LLC bank term loan FRN
Ser. C, 3.83s, 2016	17,858	17,759

Freescale Semiconductor, Inc. bank term loan FRN 4.494s, 2016	13,844	13,558

National Bedding Company, LLC bank term loan FRN Ser. B,
4 1/8s, 2013	9,440	9,440

SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.058s, 2016	17,486	17,504

SunGard Data Systems, Inc. bank term loan FRN Ser. C,
3.994s, 2017	844	846

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.743s, 2017	25,177	13,916

Univision Communications, Inc. bank term loan FRN 4.494s, 2017	26,405	24,640

West Corp. bank term loan FRN Ser. B2, 2.658s, 2013	5,434	5,430

West Corp. bank term loan FRN Ser. B5, 4.494s, 2016	13,182	13,215

Total senior loans (cost $159,151)		$152,668

SHORT-TERM INVESTMENTS (17.7%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10% [e]	28,249,805	$28,249,805

SSgA Prime Money Market Fund 0.12% P	3,481,000	3,481,000

Straight-A Funding, LLC 144A, Ser. 1 commercial paper
with an effective yield of 0.178%, May 17, 2012	$7,500,000	7,499,400

U.S. Treasury Bills with an effective yield of 0.095%,
May 31, 2012	200,000	199,984

U.S. Treasury Bills with an effective yield of 0.087%,
October 18, 2012 # ##	9,915,000	9,908,337

U.S. Treasury Bills with effective yields ranging from
0.088% to 0.125%, May 3, 2012 ##	3,794,000	3,793,977

SHORT-TERM INVESTMENTS (17.7%)* cont.	Principal amount	Value

U.S. Treasury Bills with effective yields ranging from
0.082% to 0.111%, July 26, 2012 # ##	$6,731,000	$6,729,512

U.S. Treasury Bills with effective yields ranging from
0.074% to 0.079%, June 28, 2012 # ##	4,747,000	4,746,433

Total short-term investments (cost $64,610,801)		$64,608,448

TOTAL INVESTMENTS

Total investments (cost $402,615,461)		$415,762,699

Key to holding’s currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through April 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $364,180,144.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

P Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $155,148,019 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY*

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	57.5%	Argentina	1.2%

Germany	13.5	Luxembourg	1.1

United Kingdom	7.3	Canada	1.1

France	5.5	Russia	0.8

Japan	4.6	Sweden	0.5

Supra-Nation	2.3	Other	3.3

Netherlands	1.3	Total	100.0%

* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Australian Dollar	Sell	5/16/12	$1,160,772	$1,157,974	$(2,798)

	Brazilian Real	Buy	5/16/12	338,351	352,617	(14,266)

	Canadian Dollar	Sell	5/16/12	1,857,788	1,843,821	(13,967)

	Czech Koruna	Sell	5/16/12	139,154	142,257	3,103

	Euro	Buy	5/16/12	1,560,587	1,568,232	(7,645)

	Japanese Yen	Buy	5/16/12	1,029,866	1,000,329	29,537

	South African Rand	Buy	5/16/12	96,274	95,853	421

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A. cont.

	South African Rand	Sell	5/16/12	$96,274	$95,966	$(308)

	South Korean Won	Buy	5/16/12	914,583	918,905	(4,322)

	South Korean Won	Sell	5/16/12	914,583	906,426	(8,157)

	Swedish Krona	Buy	5/16/12	2	2	—

	Swiss Franc	Buy	5/16/12	1,593,567	1,600,487	(6,920)

Barclays Bank PLC

	Australian Dollar	Buy	5/16/12	1,238,386	1,264,353	(25,967)

	Brazilian Real	Buy	5/16/12	542,764	579,035	(36,271)

	British Pound	Sell	5/16/12	1,236,705	1,265,839	29,134

	Canadian Dollar	Buy	5/16/12	733,886	728,559	5,327

	Chilean Peso	Buy	5/16/12	812,250	814,890	(2,640)

	Czech Koruna	Sell	5/16/12	1,100,016	1,146,625	46,609

	Euro	Buy	5/16/12	100,474	78,911	21,563

	Hungarian Forint	Sell	5/16/12	132,644	130,098	(2,546)

	Indonesian Rupiah	Buy	5/16/12	792,340	798,354	(6,014)

	Japanese Yen	Buy	5/16/12	5,732,655	5,589,811	142,844

	Malaysian Ringgit	Buy	5/16/12	221,333	224,319	(2,986)

	Mexican Peso	Buy	5/16/12	319,355	326,222	(6,867)

	Mexican Peso	Sell	5/16/12	319,355	314,431	(4,924)

	New Zealand Dollar	Sell	5/16/12	90,278	89,873	(405)

	Norwegian Krone	Buy	5/16/12	1,760,734	1,773,525	(12,791)

	Polish Zloty	Buy	5/16/12	579,494	587,647	(8,153)

	Singapore Dollar	Sell	5/16/12	2,144,675	2,120,401	(24,274)

	South African Rand	Buy	5/16/12	753,298	767,644	(14,346)

	South Korean Won	Buy	5/16/12	937,056	945,134	(8,078)

	Swedish Krona	Buy	5/16/12	649,521	721,885	(72,364)

	Taiwan Dollar	Sell	5/16/12	834,328	827,580	(6,748)

	Thai Baht	Buy	5/16/12	706,505	703,693	2,812

	Thai Baht	Sell	5/16/12	706,505	700,293	(6,212)

	Turkish Lira	Buy	5/16/12	1,342,022	1,320,063	21,959

Citibank, N.A.

	Australian Dollar	Buy	5/16/12	1,497,029	1,559,790	(62,761)

	Brazilian Real	Buy	5/16/12	1,032,946	1,075,913	(42,967)

	British Pound	Sell	5/16/12	45,113	70,571	25,458

	Canadian Dollar	Buy	5/16/12	2,769,681	2,756,853	12,828

	Czech Koruna	Sell	5/16/12	1,767,376	1,793,893	26,517

	Danish Krone	Buy	5/16/12	895,700	889,125	6,575

	Euro	Sell	5/16/12	20,019,303	20,097,893	78,590

	Japanese Yen	Buy	5/16/12	4,571,286	4,488,141	83,145

	Mexican Peso	Sell	5/16/12	37,348	44,553	7,205

	Norwegian Krone	Buy	5/16/12	560,673	565,224	(4,551)

	Polish Zloty	Buy	5/16/12	391,175	390,982	193

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Singapore Dollar	Sell	5/16/12	$691,241	$683,554	$(7,687)

	South African Rand	Buy	5/16/12	949,788	946,405	3,383

	South Korean Won	Buy	5/16/12	1,201,549	1,207,947	(6,398)

	Swedish Krona	Buy	5/16/12	2,263,932	2,305,514	(41,582)

	Swiss Franc	Buy	5/16/12	281,976	283,128	(1,152)

	Taiwan Dollar	Sell	5/16/12	833,037	824,899	(8,138)

	Turkish Lira	Buy	5/16/12	1,350,707	1,330,903	19,804

Credit Suisse AG

	Australian Dollar	Buy	5/16/12	52,956	79,559	(26,603)

	Brazilian Real	Buy	5/16/12	151,047	165,072	(14,025)

	British Pound	Buy	5/16/12	3,086,976	3,052,185	34,791

	Canadian Dollar	Buy	5/16/12	2,705,521	2,693,296	12,225

	Chilean Peso	Buy	5/16/12	1,615,112	1,613,901	1,211

	Czech Koruna	Sell	5/16/12	1,646,434	1,683,741	37,307

	Euro	Sell	5/16/12	4,410,918	4,427,643	16,725

	Hungarian Forint	Sell	5/16/12	835,519	823,761	(11,758)

	Japanese Yen	Sell	5/16/12	13,170,876	12,745,874	(425,002)

	Mexican Peso	Sell	5/16/12	380,909	394,987	14,078

	New Zealand Dollar	Buy	5/16/12	60,703	64,596	(3,893)

	Norwegian Krone	Sell	5/16/12	1,423,768	1,435,133	11,365

	Polish Zloty	Sell	5/16/12	19,763	15,861	(3,902)

	Singapore Dollar	Sell	5/16/12	550,633	543,949	(6,684)

	South African Rand	Buy	5/16/12	831,313	833,159	(1,846)

	South Korean Won	Buy	5/16/12	946,854	949,797	(2,943)

	Swedish Krona	Buy	5/16/12	2,632,463	2,736,340	(103,877)

	Swiss Franc	Sell	5/16/12	3,245,093	3,258,645	13,552

	Taiwan Dollar	Sell	5/16/12	832,530	825,102	(7,428)

	Turkish Lira	Buy	5/16/12	1,349,913	1,320,477	29,436

Deutsche Bank AG

	Australian Dollar	Sell	5/16/12	168,232	165,414	(2,818)

	Brazilian Real	Buy	5/16/12	780,399	807,853	(27,454)

	Brazilian Real	Sell	5/16/12	780,399	795,860	15,461

	British Pound	Buy	5/16/12	945,258	932,383	12,875

	Canadian Dollar	Buy	5/16/12	2,705,825	2,718,381	(12,556)

	Czech Koruna	Sell	5/16/12	1,752,921	1,791,523	38,602

	Euro	Sell	5/16/12	4,601,144	4,592,099	(9,045)

	Malaysian Ringgit	Sell	5/16/12	202,547	198,330	(4,217)

	Mexican Peso	Buy	5/16/12	819,416	812,046	7,370

	Mexican Peso	Sell	5/16/12	819,416	835,829	16,413

	Norwegian Krone	Buy	5/16/12	286,965	288,973	(2,008)

	Polish Zloty	Buy	5/16/12	1,049,372	1,062,568	(13,196)

	Singapore Dollar	Sell	5/16/12	1,188,864	1,175,446	(13,418)

	South African Rand	Buy	5/16/12	367,905	384,575	(16,670)

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	South Korean Won	Buy	5/16/12	$1,473,518	$1,480,087	$(6,569)

	Swedish Krona	Sell	5/16/12	761,316	774,539	13,223

	Turkish Lira	Buy	5/16/12	1,341,852	1,317,174	24,678

Goldman Sachs International

	Australian Dollar	Buy	5/16/12	2,322,689	2,317,313	5,376

	British Pound	Sell	5/16/12	899,983	947,016	47,033

	Canadian Dollar	Buy	5/16/12	352,269	349,494	2,775

	Chilean Peso	Buy	5/16/12	800,964	806,197	(5,233)

	Czech Koruna	Sell	5/16/12	1,602,724	1,639,931	37,207

	Euro	Sell	5/16/12	21,822,007	21,919,426	97,419

	Japanese Yen	Buy	5/16/12	3,163,890	3,079,129	84,761

	Norwegian Krone	Buy	5/16/12	1,101,611	1,109,868	(8,257)

	Polish Zloty	Buy	5/16/12	57,420	58,298	(878)

	Polish Zloty	Sell	5/16/12	57,420	56,324	(1,096)

	Singapore Dollar	Sell	5/16/12	1,644,951	1,631,191	(13,760)

	South African Rand	Buy	5/16/12	812,143	808,775	3,368

	South African Rand	Sell	5/16/12	812,143	804,981	(7,162)

	South Korean Won	Buy	5/16/12	814,554	818,767	(4,213)

	Swedish Krona	Buy	5/16/12	4,252,836	4,252,987	(151)

	Taiwan Dollar	Sell	5/16/12	18,759	19,743	984

	Turkish Lira	Buy	5/16/12	1,341,852	1,321,925	19,927

HSBC Bank USA, National Association

	Australian Dollar	Buy	5/16/12	944,287	965,512	(21,225)

	British Pound	Sell	5/16/12	334,646	309,650	(24,996)

	Canadian Dollar	Buy	5/16/12	2,705,521	2,693,323	12,198

	Czech Koruna	Sell	5/16/12	1,602,740	1,641,159	38,419

	Euro	Sell	5/16/12	6,766,162	6,779,426	13,264

	Indian Rupee	Sell	5/16/12	243,451	251,743	8,292

	Japanese Yen	Buy	5/16/12	4,756,088	4,662,240	93,848

	New Zealand Dollar	Sell	5/16/12	173,694	172,939	(755)

	Norwegian Krone	Sell	5/16/12	1,822,175	1,834,701	12,526

	Singapore Dollar	Sell	5/16/12	1,474,605	1,458,525	(16,080)

	South Korean Won	Buy	5/16/12	695,555	696,819	(1,264)

	Thai Baht	Sell	5/16/12	290,987	288,335	(2,652)

	Turkish Lira	Buy	5/16/12	522,878	514,581	8,297

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	5/16/12	403,779	394,683	9,096

	Brazilian Real	Buy	5/16/12	356,296	378,919	(22,623)

	British Pound	Sell	5/16/12	2,047,436	2,027,696	(19,740)

	Canadian Dollar	Buy	5/16/12	2,829,822	2,825,864	3,958

	Chilean Peso	Buy	5/16/12	805,195	806,032	(837)

	Czech Koruna	Sell	5/16/12	1,925,337	1,968,814	43,477

	Euro	Buy	5/16/12	247,412	255,461	(8,049)

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Japanese Yen	Buy	5/16/12	$2,032,828	$1,975,991	$56,837

	Mexican Peso	Sell	5/16/12	54,860	40,501	(14,359)

	Norwegian Krone	Buy	5/16/12	3,025,659	3,049,677	(24,018)

	Peruvian New Sol	Sell	5/16/12	348,744	344,906	(3,838)

	Polish Zloty	Buy	5/16/12	1,110,720	1,128,088	(17,368)

	Singapore Dollar	Sell	5/16/12	1,011,326	999,004	(12,322)

	South African Rand	Buy	5/16/12	819,924	841,335	(21,411)

	South Korean Won	Sell	5/16/12	882,220	877,089	(5,131)

	Swiss Franc	Sell	5/16/12	2,884,221	2,891,083	6,862

	Taiwan Dollar	Sell	5/16/12	830,058	821,482	(8,576)

	Thai Baht	Buy	5/16/12	290,987	288,475	2,512

	Thai Baht	Sell	5/16/12	290,987	289,922	(1,065)

	Turkish Lira	Buy	5/16/12	1,346,053	1,314,612	31,441

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	5/16/12	1,292,486	1,311,561	(19,075)

	Brazilian Real	Sell	5/16/12	518,435	521,836	3,401

	British Pound	Sell	5/16/12	14,652,871	14,481,511	(171,360)

	Canadian Dollar	Sell	5/16/12	709,700	699,027	(10,673)

	Chilean Peso	Buy	5/16/12	812,098	809,689	2,409

	Czech Koruna	Sell	5/16/12	1,633,507	1,670,703	37,196

	Euro	Sell	5/16/12	4,264,245	4,305,115	40,870

	Japanese Yen	Buy	5/16/12	1,774,224	1,725,331	48,893

	Malaysian Ringgit	Buy	5/16/12	476,308	472,923	3,385

	Mexican Peso	Buy	5/16/12	392,280	378,752	13,528

	New Zealand Dollar	Sell	5/16/12	803,519	798,636	(4,883)

	Norwegian Krone	Sell	5/16/12	382,288	384,740	2,452

	Polish Zloty	Buy	5/16/12	585,226	590,069	(4,843)

	Singapore Dollar	Sell	5/16/12	990,235	981,284	(8,951)

	South African Rand	Buy	5/16/12	986,511	980,565	5,946

	South Korean Won	Buy	5/16/12	1,012,908	1,017,153	(4,245)

	Swedish Krona	Buy	5/16/12	6,509,794	6,638,089	(128,295)

	Taiwan Dollar	Sell	5/16/12	1,660,393	1,644,783	(15,610)

	Turkish Lira	Buy	5/16/12	1,640,502	1,624,931	15,571

State Street Bank and Trust Co.

	Australian Dollar	Sell	5/16/12	2,536,283	2,519,277	(17,006)

	Brazilian Real	Buy	5/16/12	902,827	950,305	(47,478)

	British Pound	Buy	5/16/12	1,108,994	1,130,104	(21,110)

	Canadian Dollar	Buy	5/16/12	3,708,188	3,695,136	13,052

	Chilean Peso	Buy	5/16/12	1,628,758	1,628,728	30

	Czech Koruna	Sell	5/16/12	1,227,225	1,275,243	48,018

	Euro	Sell	5/16/12	9,080,898	9,080,415	(483)

	Hungarian Forint	Buy	5/16/12	741,763	727,632	14,131

	Japanese Yen	Sell	5/16/12	441,095	428,693	(12,402)

	Malaysian Ringgit	Buy	5/16/12	299,545	294,817	4,728

FORWARD CURRENCY CONTRACTS at 4/30/12 (aggregate face value $346,802,645) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co. cont.

	Malaysian Ringgit	Sell	5/16/12	$299,545	$297,378	$(2,167)

	Mexican Peso	Sell	5/16/12	266,803	272,373	5,570

	Norwegian Krone	Buy	5/16/12	2,537,290	2,557,431	(20,141)

	Polish Zloty	Buy	5/16/12	1,451,126	1,455,501	(4,375)

	Singapore Dollar	Sell	5/16/12	1,103,853	1,092,859	(10,994)

	South African Rand	Buy	5/16/12	819,565	806,822	12,743

	South Korean Won	Buy	5/16/12	1,127,043	1,135,431	(8,388)

	Swedish Krona	Buy	5/16/12	119,899	252,570	(132,671)

	Swiss Franc	Sell	5/16/12	3,247,958	3,265,339	17,381

	Taiwan Dollar	Sell	5/16/12	20,831	20,655	(176)

	Turkish Lira	Buy	5/16/12	1,612,743	1,579,611	33,132

UBS AG

	Australian Dollar	Sell	5/16/12	1,365,419	1,335,352	(30,067)

	Brazilian Real	Buy	5/16/12	1,578,900	1,638,999	(60,099)

	Brazilian Real	Sell	5/16/12	1,578,901	1,604,247	25,346

	British Pound	Sell	5/16/12	1,049,601	1,033,660	(15,941)

	Canadian Dollar	Buy	5/16/12	637,950	632,866	5,084

	Czech Koruna	Sell	5/16/12	1,693,535	1,746,439	52,904

	Euro	Sell	5/16/12	4,086,066	4,073,036	(13,030)

	Hungarian Forint	Buy	5/16/12	816,444	799,827	16,617

	Israeli Shekel	Buy	5/16/12	409,998	412,498	(2,500)

	Japanese Yen	Sell	5/16/12	1,435,719	1,404,665	(31,054)

	New Zealand Dollar	Sell	5/16/12	805,970	808,358	2,388

	Norwegian Krone	Sell	5/16/12	184,411	205,527	21,116

	Polish Zloty	Buy	5/16/12	1,184,293	1,182,924	1,369

	Singapore Dollar	Sell	5/16/12	1,115,489	1,102,129	(13,360)

	South African Rand	Buy	5/16/12	819,822	826,612	(6,790)

	South Korean Won	Buy	5/16/12	938,839	944,744	(5,905)

	Swedish Krona	Buy	5/16/12	3,109,205	3,246,878	(137,673)

	Swiss Franc	Sell	5/16/12	3,125,757	3,137,422	11,665

	Taiwan Dollar	Sell	5/16/12	836,735	831,304	(5,431)

	Thai Baht	Buy	5/16/12	782,249	776,509	5,740

	Turkish Lira	Buy	5/16/12	1,330,215	1,309,462	20,753

Westpac Banking Corp.

	Australian Dollar	Buy	5/16/12	2,342,353	2,334,206	8,147

	British Pound	Buy	5/16/12	2,352,677	2,324,193	28,484

	Canadian Dollar	Sell	5/16/12	3,212,927	3,187,539	(25,388)

	Euro	Sell	5/16/12	7,459,735	7,474,613	14,878

	Japanese Yen	Sell	5/16/12	347,616	337,874	(9,742)

	Mexican Peso	Sell	5/16/12	781,769	813,323	31,554

	Norwegian Krone	Buy	5/16/12	649,988	651,588	(1,600)

	Swedish Krona	Buy	5/16/12	2,729,149	2,779,381	(50,232)

Total						$(437,637)

FUTURES CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Short)	44	$5,493,231	Jun-12	$(89,114)

Canadian Government Bond
10 yr (Long)	43	5,747,987	Jun-12	17,226

Euro-Bobl 5 yr (Short)	173	28,693,720	Jun-12	(316,744)

Euro-Bund 10 yr (Short)	61	11,392,414	Jun-12	(240,136)

Euro-Buxl 30 yr Bond (Long)	30	5,122,720	Jun-12	95,207

Euro-Schatz 2 yr (Long)	15	2,196,020	Jun-12	5,311

Euro-Swiss Franc 3 Month (Short)	16	4,403,460	Jun-12	(31,015)

Euro-Swiss Franc 3 Month (Short)	16	4,404,782	Dec-12	(61,645)

Japanese Government Bond
10 yr (Long)	13	23,303,607	Jun-12	145,593

Japanese Government Bond
10 yr Mini (Short)	19	3,403,293	Jun-12	(12,232)

U.K. Gilt 10 yr (Short)	67	12,570,771	Jun-12	(49,526)

U.S. Treasury Bond 30 yr (Long)	6	857,250	Jun-12	9,645

U.S. Treasury Bond 30 yr (Long)	44	6,943,750	Jun-12	71,416

U.S. Treasury Note 10 yr (Long)	157	20,768,156	Jun-12	194,733

Total				$(261,281)

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	$776,000	May-12/2.17	$10,088

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	830,000	Jun-12/2.183	13,396

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	7,119,234	Aug-16/4.28	880,151

Option on an interest rate swap with Bank of America
N.A. for the obligation to pay a fixed rate of 4.35%
versus the three month USD-LIBOR-BBA maturing
August 2026.	16,876,413	Aug-16/4.35	2,160,581

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 2.17%
versus the three month USD-LIBOR-BBA maturing
May 2022.	776,000	May-12/2.17	1,630

Option on an interest rate swap with Bank of America
N.A. for the obligation to receive a fixed rate of 4.28%
versus the three month USD-LIBOR-BBA maturing
August 2026.	7,119,234	Aug-16/4.28	259,133

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	$830,000	Jun-12/2.183	$13,396

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	3,985,400	Aug-12/2.73	233,026

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,147,299	Jul-16/4.67	464,541

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	3,521,759	Aug-16/4.68	521,925

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	1,509,912	May-16/4.745	149,179

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	1,258,920	Jul-16/4.80	196,895

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 2.73%
versus the three month USD-LIBOR-BBA maturing
August 2022.	3,985,400	Aug-12/2.73	11,478

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.67%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,147,299	Jul-16/4.67	89,069

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.68%
versus the three month USD-LIBOR-BBA maturing
August 2026.	3,521,759	Aug-16/4.68	99,314

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing
May 2021.	1,509,912	May-16/4.745	18,421

Option on an interest rate swap with Barclay’s Bank,
PLC for the obligation to receive a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
July 2026.	1,258,920	Jul-16/4.80	32,984

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.1714% versus the
three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	14,509

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 2.6075% versus the
three month USD-LIBOR-BBA maturing July 2022.	6,692,000	Jul-12/2.6075	326,637

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	$3,153,282	May-16/4.11	$236,635

Option on an interest rate swap with Citibank, N.A. for
the obligation to pay a fixed rate of 4.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/4.86	342,340

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.11% versus the
three month USD-LIBOR-BBA maturing May 2021.	3,153,282	May-16/5.11	34,093

Option on an interest rate swap with Citibank, N.A. for
the obligation to receive a fixed rate of 5.86% versus the
three month USD-LIBOR-BBA maturing June 2026.	2,122,325	Jun-16/5.86	31,612

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	848,000	Jul-12/2.1714	14,509

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.324% versus the three month USD-LIBOR-BBA
maturing May 2022.	3,532,000	May-12/2.324	90,984

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.346% versus the three month USD-LIBOR-BBA
maturing June 2022.	3,532,000	Jun-12/2.346	97,201

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.372% versus the three month USD-LIBOR-BBA
maturing July 2022.	3,532,000	Jul-12/2.372	105,748

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.394% versus the three month USD-LIBOR-BBA
maturing August 2022.	3,532,000	Aug-12/2.394	113,695

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.419% versus the three month USD-LIBOR-BBA
maturing September 2022.	3,532,000	Sep-12/2.419	121,042

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.443% versus the three month USD-LIBOR-BBA
maturing October 2022.	3,532,000	Oct-12/2.443	128,212

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.4475% versus the three month USD-LIBOR-BBA
maturing August 2022.	9,326,000	Aug-12/2.4475	337,881

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
2.6075% versus the three month USD-LIBOR-BBA
maturing July 2022.	6,692,000	Jul-12/2.6075	326,637

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	16,528,600	Aug-12/2.855	1,141,961

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	$988,742	May-16/4.7575	$99,171

Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,774,781	May-16/4.77	380,498

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 2.855% versus the three month USD-LIBOR-BBA
maturing August 2022.	16,528,600	Aug-12/2.855	33,884

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.7575% versus the three month USD-LIBOR-BBA
maturing May 2021.	988,742	May-16/4.7575	12,458

Option on an interest rate swap with Credit Suisse
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,774,781	May-16/4.77	47,185

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.09% versus the
three month USD-LIBOR-BBA maturing May 2022.	2,738,000	May-12/2.09	25,327

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.09% versus the
three month USD-LIBOR-BBA maturing May 2022.	2,738,000	May-12/2.09	21,794

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.095% versus
the three month USD-LIBOR-BBA maturing June 2022.	2,738,000	Jun-12/2.095	27,873

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.095% versus
the three month USD-LIBOR-BBA maturing May 2022.	2,738,000	May-12/2.095	24,724

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.10% versus the
three month USD-LIBOR-BBA maturing June 2022.	2,738,000	Jun-12/2.10	30,200

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.1714% versus
the three month USD-LIBOR-BBA maturing July 2022.	848,000	Jul-12/2.1714	14,509

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.183% versus
the three month USD-LIBOR-BBA maturing June 2022.	830,000	Jun-12/2.183	13,396

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 2.195% versus
the three month USD-LIBOR-BBA maturing June 2022.	776,000	Jun-12/2.195	13,021

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.60% versus the
three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	292,389

Option on an interest rate swap with Deutsche Bank AG
for the obligation to pay a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing May 2021.	9,672,167	May-16/4.765	951,935

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 2.09% versus
the three month USD-LIBOR-BBA maturing May 2022.	$2,738,000	May-12/2.09	$18,865

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 2.09% versus
the three month USD-LIBOR-BBA maturing May 2022.	2,738,000	May-12/2.09	12,431

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.095%
versus the three month USD-LIBOR-BBA maturing
June 2022.	2,738,000	Jun-12/2.095	21,603

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.095%
versus the three month USD-LIBOR-BBA maturing
May 2022.	2,738,000	May-12/2.095	15,634

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 2.10% versus
the three month USD-LIBOR-BBA maturing June 2022.	2,738,000	Jun-12/2.10	24,122

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 2.195%
versus the three month USD-LIBOR-BBA maturing
June 2022.	776,000	Jun-12/2.195	4,757

Option on an interest rate swap with Deutsche Bank AG
for the obligation to receive a fixed rate of 4.60% versus
the three month USD-LIBOR-BBA maturing May 2021.	3,187,839	May-16/4.60	39,816

Option on an interest rate swap with Deutsche Bank
AG for the obligation to receive a fixed rate of 4.765%
versus the three month USD-LIBOR-BBA maturing
May 2021.	9,672,167	May-16/4.765	109,586

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	848,000	Jul-12/2.1714	14,509

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.183% versus the three month USD-LIBOR-BBA
maturing June 2022.	830,000	Jun-12/2.183	13,396

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.32% versus the three month USD-LIBOR-BBA
maturing November 2022.	989,000	Nov-12/2.32	28,780

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.335% versus the three month USD-LIBOR-BBA
maturing November 2022.	989,000	Nov-12/2.335	29,660

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.345% versus the three month USD-LIBOR-BBA
maturing December 2022.	989,000	Dec-12/2.345	30,422

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 2.355% versus the three month USD-LIBOR-BBA
maturing December 2022.	989,000	Dec-12/2.355	31,154

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.3625% versus the three month USD-LIBOR-BBA
maturing January 2023.	$989,000	Jan-13/2.3625	$31,559

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.61875% versus the three month USD-LIBOR-BBA
maturing July 2022.	6,692,000	Jul-12/2.61875	332,860

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate of
2.6825% versus the three month USD-LIBOR-BBA
maturing July 2022.	950,000	Jul-12/2.6825	52,260

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.36% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,203,784	May-16/4.36	267,900

Option on an interest rate swap with Goldman Sachs
International for the obligation to pay a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing June 2026.	899,287	Jun-16/4.77	139,219

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.77% versus the three month USD-LIBOR-BBA
maturing June 2026.	899,287	Jun-16/4.77	22,482

Option on an interest rate swap with Goldman Sachs
International for the obligation to receive a fixed rate
of 4.86% versus the three month USD-LIBOR-BBA
maturing May 2021.	3,203,784	May-16/4.86	37,036

Option on an interest rate swap with JPMorgan
Chase Bank NA for the obligation to pay a fixed rate
of 2.1714% versus the three month USD-LIBOR-BBA
maturing July 2022.	848,000	Jul-12/2.1714	14,509

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 2.183%
versus the three month USD-LIBOR-BBA maturing
June 2022.	830,000	Jun-12/2.183	13,396

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 2045.	5,252,000	Aug-15/4.375	1,487,645

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 2045.	5,252,000	Aug-15/4.46	1,558,972

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 4.74%
versus the three month USD-LIBOR-BBA maturing
July 2026.	3,087,351	Jul-16/4.74	484,939

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 4.79%
versus the three month USD-LIBOR-BBA maturing
July 2026.	2,923,729	Jul-16/4.79	468,797

WRITTEN OPTIONS OUTSTANDING at 4/30/12 (premiums received $13,248,219) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing
May 2022.	$3,954,500	May-12/5.51	$1,266,587

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to receive a fixed rate
of 4.375% versus the three month USD-LIBOR-BBA
maturing August 2045.	5,252,000	Aug-15/4.375	251,077

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to receive a fixed rate
of 4.46% versus the three month USD-LIBOR-BBA
maturing August 2045.	5,252,000	Aug-15/4.46	233,394

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to receive a fixed rate
of 4.74% versus the three month USD-LIBOR-BBA
maturing July 2026.	3,087,351	Jul-16/4.74	81,358

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to receive a fixed rate
of 4.79% versus the three month USD-LIBOR-BBA
maturing July 2026.	2,923,729	Jul-16/4.79	75,017

Option on an interest rate swap with JPMorgan Chase
Bank NA for the obligation to receive a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 2022.	3,954,500	May-12/5.51	4

Total			$17,821,013

TBA SALE COMMITMENTS OUTSTANDING at 4/30/12 (proceeds receivable $11,411,562) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s,
May 1, 2042	$1,000,000	5/14/12	$1,070,703

Federal National Mortgage Association, 3 1/2s,
May 1, 2042	10,000,000	5/14/12	10,384,375

Total			$11,455,078

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$610,000	$—	5/1/22	3 month USD-
			LIBOR-BBA	2.07625%	$2,056

10,974,000	—	3/23/17	1.4045%	3 month USD-
				LIBOR-BBA	(185,997)

3,674,000	—	3/23/42	3 month USD-
			LIBOR-BBA	3.0995%	226,568

3,940,000	—	3/29/22	2.24312%	3 month USD-
				LIBOR-BBA	(84,483)

1,637,000	—	4/17/17	3 month USD-
			LIBOR-BBA	1.14375%	4,900

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A. cont.
CAD	1,790,000	$—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	$499

CAD	3,048,000	—	4/20/17	1.98%	3 month CAD-
					BA-CDOR	(2,961)

CAD	766,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(726)

Barclay’s Bank, PLC
	$1,725,000	32,206	4/18/22	2.3475%	3 month USD-
					LIBOR-BBA	(18,853)

	1,568,000	—	4/16/14	3 month USD-
				LIBOR-BBA	0.56%	469

	1,400,000	—	4/16/22	2.15%	3 month USD-
					LIBOR-BBA	(15,934)

	1,100,000	—	4/19/17	3 month USD-
				LIBOR-BBA	1.145%	3,263

	530,000	—	4/20/14	3 month USD-
				LIBOR-BBA	0.56%	142

	1,508,226	—	5/2/22	2.047%	3 month USD-
					LIBOR-BBA	(905)

	8,142,000	—	4/4/17	3 month USD-
				LIBOR-BBA	1.255%	73,768

	16,808,000	—	4/10/17	1.3155%	3 month USD-
					LIBOR-BBA	(197,220)

	850,000	—	4/11/42	3.06%	3 month USD-
					LIBOR-BBA	(44,276)

	2,960,000	—	4/11/17	3 month USD-
				LIBOR-BBA	1.29625%	31,789

	802,000	—	4/12/22	2.12%	3 month USD-
					LIBOR-BBA	(7,187)

	3,283,000	—	4/12/14	3 month USD-
				LIBOR-BBA	0.59625%	3,372

	776,000	3,182	4/18/22	2.15%	3 month USD-
					LIBOR-BBA	(5,578)

AUD	1,588,000	—	4/16/14	3 month AUD-
				BBR-BBSW	3.84%	4,111

AUD	1,135,000	—	4/16/17	6 month AUD-
				BBR-BBSW	4.22%	5,990

AUD	986,000	—	4/18/22	6 month AUD-
				BBR-BBSW	4.595%	10,281

AUD	2,260,000	—	4/5/22	6 month AUD-
				BBR-BBSW	4.73%	49,851

EUR	11,427,000	—	4/25/14	1.045%	6 month EUR-
					EURIBOR-
					REUTERS	(34,411)

EUR	5,849,000	—	4/25/17	1.51%	6 month EUR-
					EURIBOR-
					REUTERS	(33,783)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
EUR	2,823,000	$—	4/25/22	2.215%	6 month EUR-
					EURIBOR-
					REUTERS	$(12,436)

EUR	349,000	—	4/25/42	6 month EUR-
				EURIBOR-
				REUTERS	2.475%	(1,894)

GBP	2,903,000	—	4/18/17	6 month GBP-
				LIBOR-BBA	1.645%	(7,545)

GBP	1,141,000	—	4/18/22	2.43%	6 month GBP-
					LIBOR-BBA	(1,105)

GBP	540,000	—	4/18/42	6 month GBP-
				LIBOR-BBA	3.21%	(275)

GBP	1,732,000	—	4/30/22	6 month GBP-
				LIBOR-BBA	2.43%	899

JPY	486,292,500	—	4/13/17	0.45625%	6 month JPY-
					LIBOR-BBA	(11,878)

	$1,044,000	—	4/11/22	2.265%	3 month USD-
					LIBOR-BBA	(23,467)

AUD	3,676,000	—	3/20/17	6 month AUD-
				BBR-BBSW	4.52%	68,857

AUD	2,694,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(78,544)

AUD	3,801,000	—	3/20/14	4.205%	3 month AUD-
					BBR-BBSW	(34,108)

AUD	1,562,000	—	3/20/22	4.82%	6 month AUD-
					BBR-BBSW	(45,540)

AUD	9,932,000	—	3/20/17	4.52%	6 month AUD-
					BBR-BBSW	(186,041)

AUD	3,523,000	—	3/16/17	6 month AUD-
				BBR-BBSW	4.71%	97,451

AUD	1,454,000	—	3/16/22	6 month AUD-
				BBR-BBSW	5.0175%	66,743

EUR	2,600,000	—	9/30/21	2.578%	6 month EUR-
					EURIBOR-
					REUTERS	(185,555)

GBP	2,310,000	—	8/8/21	2.9785%	6 month GBP-
					LIBOR-BBA	(219,690)

GBP	1,031,000	—	8/15/31	3.60%	6 month GBP-
					LIBOR-BBA	(148,874)

GBP	3,500,000 E	—	2/3/31	6 month GBP-
				LIBOR-BBA	4.86%	356,032

JPY	893,517,000	—	2/13/17	6 month JPY-
				LIBOR-BBA	0.48%	41,548

JPY	446,758,500	—	2/16/17	6 month JPY-
				LIBOR-BBA	0.4675%	17,154

JPY	893,517,000	—	2/17/17	6 month JPY-
				LIBOR-BBA	0.44125%	19,585

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
JPY	3,445,200,000	$—	3/6/14	6 month JPY-
				LIBOR-BBA	0.34375%	$(5,661)

JPY	1,391,300,000	—	3/6/17	0.4725%	6 month JPY-
					LIBOR-BBA	(54,494)

JPY	2,672,300,000	—	3/30/14	0.3525%	6 month JPY-
					LIBOR-BBA	(4,628)

JPY	356,200,000	—	3/30/17	0.4925%	6 month JPY-
					LIBOR-BBA	(17,357)

Citibank, N.A.
	$592,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	3,126

	21,737,000	—	3/23/14	3 month USD-
				LIBOR-BBA	0.646%	45,827

	2,185,000	—	3/23/42	3.1348%	3 month USD-
					LIBOR-BBA	(150,886)

	71,000	—	3/23/14	3 month USD-
				LIBOR-BBA	0.643%	145

	9,000	—	3/23/17	1.412%	3 month USD-
					LIBOR-BBA	(156)

	37,000	—	3/23/22	2.407%	3 month USD-
					LIBOR-BBA	(1,372)

	1,970,000	—	3/30/22	2.248%	3 month USD-
					LIBOR-BBA	(43,002)

Credit Suisse International
	3,267,000	—	4/30/22	3 month USD-
				LIBOR-BBA	2.068%	9,456

	11,604,000	—	4/30/14	3 month USD-
				LIBOR-BBA	0.56%	1,991

	2,490,000	—	4/30/22	2.07%	3 month USD-
					LIBOR-BBA	(7,656)

	375,000	—	4/30/22	2.077%	3 month USD-
					LIBOR-BBA	(1,397)

	610,000	—	5/1/22	2.074%	3 month USD-
					LIBOR-BBA	(1,928)

	802,000 E	—	8/17/22	3 month USD-
				LIBOR-BBA	2.4475%	23,563

	2,874,000	—	4/5/22	3 month USD-
				LIBOR-BBA	2.25%	61,895

	1,855,000	—	4/12/42	2.8825%	3 month USD-
					LIBOR-BBA	(27,721)

	111,066,000	—	4/13/14	0.5925%	3 month USD-
					LIBOR-BBA	(100,506)

CAD	13,450,000	—	4/20/14	1.58%	3 month CAD-
					BA-CDOR	3,752

CAD	483,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	469

CAD	1,180,000	—	4/20/22	3 month CAD-
				BA-CDOR	2.56%	1,119

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CAD	11,534,000	$—	4/26/14	1.71%	3 month CAD-
					BA-CDOR	$(25,144)

CAD	2,538,000	—	4/26/22	3 month CAD-
				BA-CDOR	2.61875%	14,950

CAD	2,309,000	—	4/30/22	3 month CAD-
				BA-CDOR	2.55%	(1,295)

CHF	1,002,000	—	4/23/22	1.11%	6 month CHF-
					LIBOR-BBA	(4,681)

CHF	3,280,000	—	4/23/14	0.15%	6 month CHF-
					LIBOR-BBA	2,370

CHF	1,753,000	—	4/27/17	0.49125%	6 month CHF-
					LIBOR-BBA	(2,634)

CHF	25,341,000	—	3/14/14	6 month CHF-
				LIBOR-BBA	0.17%	172

CHF	5,382,000	—	3/14/17	6 month CHF-
				LIBOR-BBA	0.43%	1,332

CHF	6,999,000	—	3/19/14	0.2575%	6 month CHF-
					LIBOR-BBA	(13,246)

CHF	3,466,000	—	3/19/17	0.5525%	6 month CHF-
					LIBOR-BBA	(23,860)

CHF	2,894,000	—	3/19/22	6 month CHF-
				LIBOR-BBA	1.1675%	37,724

CHF	12,167,000	—	3/22/14	6 month CHF-
				LIBOR-BBA	0.2275%	14,439

CHF	705,000	—	3/22/22	1.2275%	6 month CHF-
					LIBOR-BBA	(13,761)

CHF	605,000	—	3/22/17	6 month CHF-
				LIBOR-BBA	0.58%	5,034

CHF	3,410,000	—	3/27/22	6 month CHF-
				LIBOR-BBA	1.1275%	27,821

CHF	1,730,000	—	3/29/22	6 month CHF-
				LIBOR-BBA	1.15%	18,296

CHF	1,589,000	—	4/5/22	1.1725%	6 month CHF-
					LIBOR-BBA	(20,003)

CHF	4,300,000	—	4/11/14	0.17%	6 month CHF-
					LIBOR-BBA	513

CHF	722,000	—	4/11/22	6 month CHF-
				LIBOR-BBA	1.12%	3,791

CHF	15,880,000	—	4/16/14	0.15125%	6 month CHF-
					LIBOR-BBA	10,655

CHF	5,449,000	—	4/19/14	0.14%	6 month CHF-
					LIBOR-BBA	5,121

CHF	2,268,000	—	4/19/17	0.4825%	6 month CHF-
					LIBOR-BBA	(2,796)

CHF	1,117,000	—	4/19/22	1.125%	6 month CHF-
					LIBOR-BBA	(6,402)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
EUR	8,056,000	$—	4/24/14	6 month EUR-
				EURIBOR-
				REUTERS	1.063%	$27,956

EUR	1,599,000	—	4/24/17	6 month EUR-
				EURIBOR-
				REUTERS	1.539%	12,344

EUR	3,074,000	—	4/24/22	6 month EUR-
				EURIBOR-
				REUTERS	2.248%	26,028

EUR	1,661,000	—	4/27/17	6 month EUR-
				EURIBOR-
				REUTERS	1.533%	12,102

EUR	10,400,000	—	9/30/14	6 month EUR-
				EURIBOR-
				REUTERS	1.615%	326,491

EUR	4,700,000	—	11/28/21	6 month EUR-
				EURIBOR-
				REUTERS	2.65%	304,266

EUR	5,400,000	—	11/28/16	6 month EUR-
				EURIBOR-
				REUTERS	2.0625%	240,037

GBP	2,311,000	—	8/15/21	6 month GBP-
				LIBOR-BBA	2.91%	195,658

GBP	2,497,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	7,130

GBP	1,232,000	—	4/18/22	2.4275%	6 month GBP-
					LIBOR-BBA	(729)

MXN	16,310,000	—	7/21/20	1 month MXN-
				TIIE-BANXICO	6.895%	62,153

SEK	8,690,000	—	1/23/22	2.30%	3 month SEK-
					STIBOR-SIDE	16,685

SEK	8,690,000	—	1/25/22	2.4275%	3 month SEK-
					STIBOR-SIDE	2,056

SEK	8,690,000	—	2/20/22	3 month SEK-
				STIBOR-SIDE	2.38%	(15,746)

SEK	4,354,000	—	2/23/22	2.545%	3 month SEK-
					STIBOR-SIDE	(1,577)

SEK	5,662,000	—	2/24/22	2.5375%	3 month SEK-
					STIBOR-SIDE	(1,487)

SEK	9,710,000	—	3/1/14	1.9675%	3 month SEK-
					STIBOR-SIDE	2,356

SEK	990,000	—	3/1/17	2.165%	3 month SEK-
					STIBOR-SIDE	192

SEK	14,234,000	—	3/6/22	3 month SEK-
				STIBOR-SIDE	2.475%	(8,233)

SEK	11,429,000	—	3/13/22	2.43%	3 month SEK-
					STIBOR-SIDE	13,266

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
SEK	19,646,000	$—	3/22/14	3 month SEK-
				STIBOR-SIDE	2.03%	$(461)

SEK	7,396,000	—	3/22/17	2.33%	3 month SEK-
					STIBOR-SIDE	(7,050)

SEK	8,575,000	—	3/22/22	2.72%	3 month SEK-
					STIBOR-SIDE	(22,542)

SEK	61,057,000	—	4/12/14	1.97%	3 month SEK-
					STIBOR-SIDE	9,256

SEK	13,554,000	—	4/12/22	3 month SEK-
				STIBOR-SIDE	2.4575%	(11,419)

Deutsche Bank AG
	$28,489,000	—	5/2/17	1.1066%	3 month USD-
					LIBOR-BBA	(12,250)

	4,014,000	—	5/2/22	2.046%	3 month USD-
					LIBOR-BBA	(2,047)

	1,508,226	—	5/2/22	3 month USD-
				LIBOR-BBA	2.05%	1,327

	300,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	1,383

EUR	8,570,000	—	12/23/20	3.325%	6 month EUR-
					EURIBOR-
					REUTERS	(1,249,338)

KRW 2,839,000,000		—	4/24/17	3.54%	3 month KRW-
					CD-KSDA-
					BLOOMBERG	(5,479)

MXN	16,310,000	—	7/17/20	1 month MXN-
				TIIE-BANXICO	6.95%	66,889

PLN	4,831,000	—	4/12/17	4.99%	6 month PLN-
					WIBOR-WIBO	(4,663)

PLN	4,831,000	—	4/13/17	4.99%	6 month PLN-
					WIBOR-WIBO	(4,762)

PLN	4,831,000	—	4/16/17	5.01%	6 month PLN-
					WIBOR-WIBO	(6,004)

ZAR	10,436,000	—	4/17/17	3 month ZAR-
				JIBAR-SAFEX	6.76%	(822)

ZAR	10,663,000	—	4/10/17	3 month ZAR-
				JIBAR-SAFEX	6.95%	10,980

ZAR	10,663,000	—	4/11/17	3 month ZAR-
				JIBAR-SAFEX	6.92%	9,116

Goldman Sachs International
	$2,255,500	—	4/23/22	2.10375%	3 month USD-
					LIBOR-BBA	(14,805)

	1,307,000	38,020	4/27/22	2.60%	3 month USD-
					LIBOR-BBA	(30,358)

	1,671,000	(30,914)	4/27/22	3 month USD-
				LIBOR-BBA	2.35%	17,795

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$11,166,000	$—	2/22/14	1 month USD-
				FEDERAL
				FUNDS-H.15	0.1925%	$15,994

	3,003,000	—	2/23/14	0.19625%	1 month USD-
					FEDERAL
					FUNDS-H.15	(4,502)

	3,587,000	—	3/20/42	3 month USD-
				LIBOR-BBA	3.1285%	243,738

	1,938,592	—	4/13/22	2.1375%	3 month USD-
					LIBOR-BBA	(20,383)

	2,614,000	—	4/13/22	2.137%	3 month USD-
					LIBOR-BBA	(27,353)

AUD	2,219,000	—	4/20/14	3 month AUD-
				BBR-BBSW	3.8025%	4,267

AUD	1,614,000	—	4/20/17	6 month AUD-
				BBR-BBSW	4.185%	6,426

AUD	290,000	—	4/20/22	6 month AUD-
				BBR-BBSW	4.565%	2,322

AUD	1,490,000	—	3/21/22	5.0175%	6 month AUD-
					BBR-BBSW	(68,299)

AUD	805,000	—	4/16/22	6 month AUD-
				BBR-BBSW	4.575%	7,080

CHF	7,650,000	—	3/15/14	6 month CHF-
				LIBOR-BBA	0.18%	1,056

CHF	5,324,000	—	3/15/22	1.06%	6 month CHF-
					LIBOR-BBA	(4,502)

CHF	2,843,000	—	3/26/17	6 month CHF-
				LIBOR-BBA	0.575%	22,443

CHF	1,718,000	—	3/29/17	6 month CHF-
				LIBOR-BBA	0.53%	9,123

CHF	4,541,000	—	4/5/17	0.5225%	6 month CHF-
					LIBOR-BBA	(20,933)

CHF	9,174,000	—	4/13/14	0.1125%	6 month CHF-
					LIBOR-BBA	13,951

CHF	1,584,000	—	4/13/17	6 month CHF-
				LIBOR-BBA	0.425%	(1,670)

CHF	933,000	—	4/13/22	6 month CHF-
				LIBOR-BBA	1.0725%	468

EUR	992,000	—	4/24/17	1.53%	6 month EUR-
					EURIBOR-
					REUTERS	(6,781)

EUR	248,000	—	4/24/22	2.24%	6 month EUR-
					EURIBOR-
					REUTERS	(1,856)

EUR	278,000	—	4/24/42	2.51%	6 month EUR-
					EURIBOR-
					REUTERS	(1,258)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	17,300,000	$—	9/29/15	6 month EUR-
				EURIBOR-
				REUTERS	1.775%	$723,089

EUR	6,700,000	—	9/29/21	6 month EUR-
				EURIBOR-
				REUTERS	2.54%	446,873

GBP	540,000	—	4/18/42	3.21%	6 month GBP-
					LIBOR-BBA	275

GBP	1,987,000 E	—	9/22/31	6 month GBP-
				LIBOR-BBA	4.06%	22,444

GBP	1,031,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	20,774

GBP	1,879,000 E	—	9/23/31	3.99%	6 month GBP-
					LIBOR-BBA	(6,983)

GBP	11,986,000	—	2/8/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.5175%	(15,008)

GBP	12,961,000	—	2/10/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.505%	(21,461)

GBP	1,804,000 E	—	8/9/31	4.605%	6 month GBP-
					LIBOR-BBA	(127,619)

GBP	1,804,000 E	—	8/10/31	4.5175%	6 month GBP-
					LIBOR-BBA	(110,433)

GBP	5,346,400	—	2/17/14	0.5625%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	(181)

GBP	5,856,000	—	2/21/14	0.558%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	549

GBP	5,841,000	—	2/24/14	0.5125%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	10,066

GBP	1,661,000	—	3/2/14	1 month GBP-
				WMBA-SONIA-
				COMPOUND	0.54%	(1,563)

GBP	9,564,600	—	4/4/14	0.5525%	1 month GBP-
					WMBA-SONIA-
					COMPOUND	9,551

GBP	1,563,000	—	4/18/17	1.6475%	6 month GBP-
					LIBOR-BBA	3,715

GBP	1,881,000	—	4/18/22	6 month GBP-
				LIBOR-BBA	2.4325%	2,533

JPY	1,370,000,000	—	9/15/14	0.361%	6 month JPY-
					LIBOR-BBA	(5,073)

JPY	411,000,000	—	9/15/41	6 month JPY-
				LIBOR-BBA	1.768%	(31,200)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
SEK	15,182,000	$—	2/13/17	2.15%	3 month SEK-
					STIBOR-SIDE	$5,333

SEK	15,182,000	—	2/20/17	3 month SEK-
				STIBOR-SIDE	1.995%	(21,119)

SEK	48,311,900	—	2/21/14	3 month SEK-
				STIBOR-SIDE	1.895%	(22,647)

SEK	10,735,600	—	2/21/22	2.485%	3 month SEK-
					STIBOR-SIDE	4,539

SEK	14,565,000	—	2/23/17	2.1575%	3 month SEK-
					STIBOR-SIDE	3,636

SEK	5,690,000	—	3/1/22	3 month SEK-
				STIBOR-SIDE	2.5275%	729

SEK	11,447,000	—	3/6/17	3 month SEK-
				STIBOR-SIDE	2.115%	(6,312)

SEK	11,454,000	—	3/29/22	3 month SEK-
				STIBOR-SIDE	2.6325%	17,022

JPMorgan Chase Bank NA
	$2,616,000	—	4/19/22	2.107%	3 month USD-
					LIBOR-BBA	(18,906)

	174,000	—	4/20/22	3 month USD-
				LIBOR-BBA	2.085%	892

	11,604,000	—	5/1/14	3 month USD-
				LIBOR-BBA	0.56%	2,100

	2,490,000	—	5/1/22	2.08%	3 month USD-
					LIBOR-BBA	(9,263)

	599,600	29,111	4/12/22	4.8675%	3 month USD-
					LIBOR-BBA	(129,035)

CAD	15,474,000	—	4/20/14	3 month CAD-
				BA-CDOR	1.58%	(4,270)

CAD	2,559,000	—	4/20/17	3 month CAD-
				BA-CDOR	1.98%	2,486

CAD	426,000	—	4/20/22	2.56%	3 month CAD-
					BA-CDOR	(404)

CAD	11,534,000	—	4/27/14	1.67%	3 month CAD-
					BA-CDOR	(15,468)

CAD	2,538,000	—	4/27/22	3 month CAD-
				BA-CDOR	2.57%	3,473

CAD	3,500,000	—	9/21/14	1.21561%	3 month CAD-
					BA-CDOR	36,704

CAD	1,100,000	—	9/21/41	3 month CAD-
				BA-CDOR	2.78311%	(37,046)

CAD	1,060,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	8,109

EUR	1,967,000	—	3/23/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.506%	9,801

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
EUR	3,227,000	$—	3/23/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.147%	$65,164

EUR	82,000	—	3/23/42	2.65%	6 month EUR-
					EURIBOR-
					REUTERS	(3,713)

GBP	1,096,000	—	3/7/17	6 month GBP-
				LIBOR-BBA	1.54%	(10,107)

GBP	479,000	—	3/7/22	6 month GBP-
				LIBOR-BBA	2.354%	(2,752)

JPY	901,000,000	—	2/19/15	6 month JPY-
				LIBOR-BBA	0.705%	121,798

JPY	149,300,000	—	2/19/20	6 month JPY-
				LIBOR-BBA	1.3975%	107,260

JPY	574,618,000	—	2/20/22	6 month JPY-
				LIBOR-BBA	0.965%	52,229

JPY	89,500,000 E	—	7/28/29	6 month JPY-
				LIBOR-BBA	2.67%	38,663

JPY	120,300,000 E	—	7/28/39	2.40%	6 month JPY-
					LIBOR-BBA	(814)

JPY	485,900,000	—	3/6/22	1.0175%	6 month JPY-
					LIBOR-BBA	(71,273)

MXN	5,961,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(20,100)

MXN	7,709,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(25,970)

MXN	2,330,000	—	7/16/20	1 month MXN-
				TIIE-BANXICO	6.99%	10,037

MXN	28,320,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(32,110)

MXN	7,040,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	20,867

UBS AG
CHF	12,609,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(185,885)

Total						$208,058

E See Note 1 to the financial statements regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$1,148,757	$—	1/12/41	4.00% (1 month	Synthetic TRS	$(4,960)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

Barclay’s Bank, PLC
238,198	—	1/12/40	5.00% (1 month	Synthetic MBX	782
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,910,662	—	1/12/41	4.50% (1 month	Synthetic TRS	(14,016)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,040,000	—	4/7/16	(2.63%)	USA Non Revised	(28,640)
				Consumer Price
				Index-Urban (CPI-U)

3,950,565	—	1/12/41	4.50% (1 month	Synthetic TRS	(28,980)
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,496,110	—	1/12/41	4.00% (1 month	Synthetic TRS	(15,096)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

796,613	—	1/12/41	4.50% (1 month	Synthetic MBX	4,771
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,283,550	—	1/12/40	4.50% (1 month	Synthetic MBX	8,089
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,560,332	—	1/12/40	4.50% (1 month	Synthetic MBX	16,135
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,239,630	—	1/12/41	5.00% (1 month	Synthetic MBX	19,643
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,052,058	—	1/12/41	5.00% (1 month	Synthetic MBX	3,944
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

208,724	—	1/12/40	5.00% (1 month	Synthetic MBX	685
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$676,700	$—	1/12/40	5.00% (1 month	Synthetic MBX	$2,221
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

490,833	—	1/12/40	5.00% (1 month	Synthetic MBX	1,611
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
387,922	—	1/12/41	5.00% (1 month	Synthetic MBX	1,454
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,430,705	—	1/12/40	5.00% (1 month	Synthetic TRS	(4,655)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
1,725,751	—	1/12/41	4.50% (1 month	Synthetic MBX	5,747
			USD-LIBOR)	Index 4.50%
				30 year Ginnie
				Mae II pools

505,344	—	1/12/40	5.00% (1 month	Synthetic TRS	(968)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,147,940	—	1/12/41	4.00% (1 month	Synthetic TRS	(4,957)
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,868,605	—	1/12/40	(5.00%) 1 month	Synthetic TRS	5,494
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

796,613	2,863	1/12/41	(4.50%) 1 month	Synthetic MBX	(1,345)
			USD-LIBOR	Index 4.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
1,170,000	—	3/1/16	2.47%	USA Non Revised	4,469
				Consumer Price
				Index-Urban (CPI-U)

877,500	—	3/3/16	2.45%	USA Non Revised	2,431
				Consumer Price
				Index-Urban (CPI-U)

2,727,851	—	1/12/40	5.00% (1 month	Synthetic TRS	(5,224)
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/12 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$6,505,924	$—	1/12/41	4.50% (1 month	Synthetic TRS	$(47,723)
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

	184,664	—	1/12/40	(5.00%) 1 month	Synthetic TRS	354
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

	3,134,593	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(19,609)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,292,000	—	4/3/17	2.3225%	USA Non Revised	(6,051)
					Consumer Price
					Index-Urban (CPI-U)

	2,292,000	—	4/4/17	2.35%	USA Non Revised	(2,636)
					Consumer Price
					Index-Urban (CPI-U)

	2,292,000	—	4/5/17	2.355%	USA Non Revised	(1,902)
					Consumer Price
					Index-Urban (CPI-U)

	2,292,000	—	4/5/22	2.66%	USA Non Revised	10,589
					Consumer Price
					Index-Urban (CPI-U)

	2,610,631	(816)	1/12/40	(5.00%) 1 month	Synthetic TRS	4,124
				USD-LIBOR	Index 5.00%
					30 year Fannie Mae
					pools

EUR	3,906,000	—	10/18/13	(1.7775%)	Eurostat Eurozone	(40,743)
					HICP excluding
					tobacco

GBP	1,430,000	—	3/30/17	(3.0925%)	GBP Non-revised	(1,091)
					UK Retail Price
					Index

GBP	1,430,000	—	4/2/17	(3.085%)	GBP Non-revised	(7,310)
					UK Retail Price
					Index

GBP	1,430,000	—	4/3/17	(3.09%)	GBP Non-revised	(7,914)
					UK Retail Price
					Index

GBP	1,430,000	—	4/3/22	(3.21%)	GBP Non-revised	(10,234)
					UK Retail Price
					Index

JPMorgan Chase Bank NA
EUR	2,090,000	—	4/2/13	(1.98%)	Eurostat Eurozone	(747)
					HICP excluding
					tobacco

Total						$(162,258)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/12 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%,
7/30/17	—	$(4,451)	$500,000	12/20/19	(100 bp)	$97,591

Total						$97,591

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$4,707,257	$—

Corporate bonds and notes	—	97,766,388	—

Foreign government and agency bonds and notes	—	129,760,984	—

Mortgage-backed securities	—	62,188,215	—

Municipal bonds and notes	—	572,833	—

Purchased options outstanding	—	18,353,067	—

Senior loans	—	152,668	—

U.S. government agency mortgage obligations	—	36,723,975	—

U.S. treasury obligations	—	928,864	—

Short-term investments	31,730,805	32,877,643	—

Totals by level	$31,730,805	$384,031,894	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(437,637)	$—

Futures contracts	(261,281)	—	—

Written options	—	(17,821,013)	—

TBA sale commitments	—	(11,455,078)	—

Interest rate swap contracts	—	136,453	—

Total return swap contracts	—	(164,305)	—

Credit default contracts	—	102,042	—

Totals by level	$(261,281)	$(29,639,538)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/12 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $374,365,656)	$387,512,894
Affiliated issuers (identified cost $28,249,805) (Note 6)	28,249,805

Cash	24,645

Foreign currency (cost $495,329) (Note 1)	488,850

Interest and other receivables	4,363,076

Receivable for shares of the fund sold	1,340,200

Receivable for investments sold	1,042,479

Receivable for sales of delayed delivery securities (Note 1)	11,425,826

Unrealized appreciation on swap contracts (Note 1)	5,012,068

Unrealized appreciation on forward currency contracts (Note 1)	2,074,677

Premium paid on swap contracts (Note 1)	36,181

Total assets	441,570,701

LIABILITIES

Payable for variation margin (Note 1)	6,745

Payable for investments purchased	194,619

Payable for purchases of delayed delivery securities (Note 1)	35,007,217

Payable for shares of the fund repurchased	405,226

Payable for compensation of Manager (Note 2)	163,863

Payable for investor servicing fees (Note 2)	44,175

Payable for custodian fees (Note 2)	54,728

Payable for Trustee compensation and expenses (Note 2)	94,247

Payable for administrative services (Note 2)	4,121

Payable for distribution fees (Note 2)	96,142

Unrealized depreciation on forward currency contracts (Note 1)	2,512,314

Written options outstanding, at value (premiums received $13,248,219) (Notes 1 and 3)	17,821,013

Premium received on swap contracts (Note 1)	105,382

Unrealized depreciation on swap contracts (Note 1)	4,868,677

TBA sale commitments, at value (proceeds receivable $11,411,562) (Note 1)	11,455,078

Collateral on certain derivative contracts, at value (Note 1)	4,409,864

Other accrued expenses	147,146

Total liabilities	77,390,557

Net assets	$364,180,144

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$368,260,481

Undistributed net investment income (Note 1)	8,358,738

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(20,395,361)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	7,956,286

Total — Representing net assets applicable to capital shares outstanding	$364,180,144

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($225,337,003 divided by 17,904,400 shares)	$12.59

Offering price per class A share (100/96.00 of $12.59)*	$13.11

Net asset value and offering price per class B share ($11,542,793 divided by 921,121 shares)**	$12.53

Net asset value and offering price per class C share ($40,300,735 divided by 3,215,129 shares)**	$12.53

Net asset value and redemption price per class M share ($15,863,801 divided by 1,271,814 shares)	$12.47

Offering price per class M share (100/96.75 of $12.47)†	$12.89

Net asset value, offering price and redemption price per class R share
($3,905,203 divided by 310,828 shares)	$12.56

Net asset value, offering price and redemption price per class Y share
($67,230,609 divided by 5,341,309 shares)	$12.59

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 4/30/12 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $5,897) (including interest income of $12,541 from investments
in affiliated issuers) (Note 6)	$7,233,484

EXPENSES

Compensation of Manager (Note 2)	993,437

Investor servicing fees (Note 2)	268,170

Custodian fees (Note 2)	69,201

Trustee compensation and expenses (Note 2)	16,372

Administrative services (Note 2)	6,875

Distribution fees — Class A (Note 2)	269,001

Distribution fees — Class B (Note 2)	57,239

Distribution fees — Class C (Note 2)	190,453

Distribution fees — Class M (Note 2)	40,323

Distribution fees — Class R (Note 2)	9,785

Other	171,718

Total expenses	2,092,574

Expense reduction (Note 2)	(329)

Net expenses	2,092,245

Net investment income	5,141,239

Net realized loss on investments (Notes 1 and 3)	(6,669,339)

Net realized loss on swap contracts (Note 1)	(4,872,326)

Net realized gain on futures contracts (Note 1)	37,723

Net realized loss on foreign currency transactions (Note 1)	(4,115,234)

Net realized loss on written options (Notes 1 and 3)	(677,212)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	3,766,044

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	15,434,133

Net gain on investments	2,903,789

Net increase in net assets resulting from operations	$8,045,028

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/12*	Year ended 10/31/11

Operations:
Net investment income	$5,141,239	$9,465,350

Net realized gain (loss) on investments
and foreign currency transactions	(16,296,388)	7,567,845

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	19,200,177	(15,600,660)

Net increase in net assets resulting from operations	8,045,028	1,432,535

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(4,754,075)	(10,804,999)

Class B	(209,253)	(521,610)

Class C	(703,282)	(1,075,354)

Class M	(336,478)	(959,410)

Class R	(81,855)	(167,931)

Class Y	(1,724,613)	(2,088,110)

Increase in capital from settlement payments (Note 9)	—	29,274

Redemption fees (Note 1)	—	5,174

Increase from capital share transactions (Note 4)	8,288,728	156,216,686

Total increase in net assets	8,524,200	142,066,255

NET ASSETS

Beginning of period	355,655,944	213,589,689

End of period (including undistributed net investment
income of $8,358,738 and $11,027,055, respectively)	$364,180,144	$355,655,944

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized									of expenses	of net investment
	Net asset value,		and unrealized	Total from	From					Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	Total	Redemption	Non-recurring	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	distributions	fees	reimbursements	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%) [d]

Class A
April 30, 2012 **	$12.58	.18	.11	.29	(.28)	(.28)	—	—	$12.59	2.31 *	$225,337	.55 *	1.46 *	65 *
October 31, 2011	13.15	.47	(.27)	.20	(.77)	(.77)	— [e]	— [e,f]	12.58	1.55	215,202	1.13	3.67	116
October 31, 2010	13.24	.80	.82	1.62	(1.71)	(1.71)	— [e]	— [e,g]	13.15	13.63	157,631	1.14 [h]	6.35 [h]	79
October 31, 2009	10.47	.62	2.91	3.53	(.76)	(.76)	— [e]	— [e,i]	13.24	35.39	113,047	1.14 [h]	5.57 [h]	203
October 31, 2008	12.68	.62	(2.16)	(1.54)	(.68)	(.68)	.01	—	10.47	(12.79)	90,998	1.13 [h]	4.96 [h]	182
October 31, 2007	12.12	.47	.57	1.04	(.48)	(.48)	— [e]	—	12.68	8.76	91,616	1.16 [h]	3.82 [h]	103

Class B
April 30, 2012 **	$12.53	.14	.09	.23	(.23)	(.23)	—	—	$12.53	1.85 *	$11,543	.92 *	1.09 *	65 *
October 31, 2011	13.10	.38	(.28)	.10	(.67)	(.67)	— [e]	— [e,f]	12.53	.81	11,499	1.88	2.94	116
October 31, 2010	13.20	.72	.80	1.52	(1.62)	(1.62)	— [e]	— [e,g]	13.10	12.74	9,453	1.89 [h]	5.67 [h]	79
October 31, 2009	10.44	.52	2.92	3.44	(.68)	(.68)	— [e]	— [e,i]	13.20	34.38	8,144	1.89 [h]	4.77 [h]	203
October 31, 2008	12.64	.53	(2.14)	(1.61)	(.59)	(.59)	— [e]	—	10.44	(13.40)	9,559	1.88 [h]	4.24 [h]	182
October 31, 2007	12.08	.37	.57	.94	(.38)	(.38)	— [e]	—	12.64	7.97	10,644	1.91 [h]	3.09 [h]	103

Class C
April 30, 2012 **	$12.53	.14	.09	.23	(.23)	(.23)	—	—	$12.53	1.85 *	$40,301	.92 *	1.09 *	65 *
October 31, 2011	13.10	.35	(.24)	.11	(.68)	(.68)	— [e]	— [e,f]	12.53	.83	36,264	1.88	2.70	116
October 31, 2010	13.20	.68	.85	1.53	(1.63)	(1.63)	— [e]	— [e,g]	13.10	12.80	13,700	1.89 [h]	5.39 [h]	79
October 31, 2009	10.44	.53	2.91	3.44	(.68)	(.68)	— [e]	— [e,i]	13.20	34.38	4,451	1.89 [h]	4.82 [h]	203
October 31, 2008	12.65	.53	(2.15)	(1.62)	(.59)	(.59)	— [e]	—	10.44	(13.45)	3,887	1.88 [h]	4.21 [h]	182
October 31, 2007	12.09	.38	.56	.94	(.38)	(.38)	— [e]	—	12.65	7.96	2,830	1.91 [h]	3.07 [h]	103

Class M
April 30, 2012 **	$12.47	.17	.09	.26	(.26)	(.26)	—	—	$12.47	2.11 *	$15,864	.67 *	1.34 *	65 *
October 31, 2011	13.04	.45	(.28)	.17	(.74)	(.74)	— [e]	— [e,f]	12.47	1.30	16,403	1.38	3.51	116
October 31, 2010	13.14	.78	.80	1.58	(1.68)	(1.68)	— [e]	— [e,g]	13.04	13.35	17,170	1.39 [h]	6.21 [h]	79
October 31, 2009	10.40	.58	2.89	3.47	(.73)	(.73)	— [e]	— [e,i]	13.14	35.00	18,789	1.39 [h]	5.30 [h]	203
October 31, 2008	12.60	.58	(2.13)	(1.55)	(.65)	(.65)	— [e]	—	10.40	(13.01)	16,798	1.38 [h]	4.70 [h]	182
October 31, 2007	12.04	.43	.58	1.01	(.45)	(.45)	— [e]	—	12.60	8.54	20,088	1.41 [h]	3.58 [h]	103

Class R
April 30, 2012 **	$12.56	.17	.09	.26	(.26)	(.26)	—	—	$12.56	2.10 *	$3,905	.67 *	1.34 *	65 *
October 31, 2011	13.14	.44	(.28)	.16	(.74)	(.74)	— [e]	— [e,f]	12.56	1.25	3,658	1.38	3.43	116
October 31, 2010	13.23	.75	.84	1.59	(1.68)	(1.68)	— [e]	— [e,g]	13.14	13.39	2,264	1.39 [h]	5.92 [h]	79
October 31, 2009	10.46	.59	2.91	3.50	(.73)	(.73)	— [e]	— [e,i]	13.23	35.10	834	1.39 [h]	5.31 [h]	203
October 31, 2008	12.67	.59	(2.15)	(1.56)	(.65)	(.65)	— [e]	—	10.46	(13.01)	527	1.38 [h]	4.69 [h]	182
October 31, 2007	12.12	.44	.56	1.00	(.45)	(.45)	— [e]	—	12.67	8.42	422	1.41 [h]	3.52 [h]	103

Class Y
April 30, 2012 **	$12.58	.20	.10	.30	(.29)	(.29)	—	—	$12.59	2.46 *	$67,231	.42 *	1.59 *	65 *
October 31, 2011	13.16	.46	(.24)	.22	(.80)	(.80)	— [e]	— [e,f]	12.58	1.74	72,631.88		3.53	116
October 31, 2010	13.25	.83	.83	1.66	(1.75)	(1.75)	— [e]	— [e,g]	13.16	13.93	13,371	.89 [h]	6.54 [h]	79
October 31, 2009	10.48	.64	2.92	3.56	(.79)	(.79)	— [e]	— [e,i]	13.25	35.69	5,218	.89 [h]	5.78 [h]	203
October 31, 2008	12.70	.66	(2.18)	(1.52)	(.71)	(.71)	.01	—	10.48	(12.61)	5,429	.88 [h]	5.24 [h]	182
October 31, 2007	12.13	.50	.58	1.08	(.51)	(.51)	— [e]	—	12.70	9.12	3,228	.91 [h]	4.06 [h]	103

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

74	75

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Portfolio turnover excludes TBA roll transactions.

e Amount represents less than $0.01 per share.

f Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011 (Note 9).

g Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Prudential Securities, Inc. which amounted to less than $0.01 per share outstanding on March 30, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to October 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

October 31, 2010	0.02%

October 31, 2009	0.32

October 31, 2008	0.33

October 31, 2007	0.34

i Reflects a non-recurring reimbursement pursuant to a settlement between the SEC and Millennium Partners, L.P., Millennium Management, L.L.C. and Millennium International Management, L.L.C. which amounted to less than $0.01 per share outstanding on June 23, 2009.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 4/30/12 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through April 30, 2012.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The investment objective of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 4.00% and 3.25%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

Prior to November 1, 2010, a 1.00% redemption fee applied to certain shares that were redeemed (either by selling or exchanging into another fund) within 90 days of purchase. The redemption fee was accounted for as an addition to paid-in-capital. Effective November 1, 2010, this redemption fee no longer applies to shares redeemed.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity and to isolate prepayment risk.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $454,900,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, to gain exposure to rates of inflation in specific regions or countries and to hedge inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $68,100,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,539,500,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $4,300,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,453,398 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $8,709,390 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $8,112,204.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $325 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit.

A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.13% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2011, the fund had a short-term capital loss carryover of $2,479,422 available to the extent allowed by the Code to offset future net capital gain, if any. This capital loss carryover will expire on October 31, 2017. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $403,955,894, resulting in gross unrealized appreciation and depreciation of $18,579,271 and $6,772,466, respectively, or net unrealized appreciation of $11,806,805.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $329 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $275, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $32,044 and $179 from the sale of class A and class M shares, respectively, and received $8,168 and $1,734 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.40% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,198 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $329,108,135 and $198,079,227, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $1,992,344 and $1,992,617, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums received

Written options outstanding at the	USD	393,736,302	$18,551,143
beginning of the reporting period	CHF	5,730,000	$7,692

Options opened	USD	91,704,000	2,009,041
	CHF	—	—

Options exercised	USD	(81,559,197)	(2,082,917)
	CHF	—	—

Options expired	USD	—	—
	CHF	—	—

Options closed	USD	(122,555,870)	(5,229,048)
	CHF	(5,730,000)	(7,692)

Written options outstanding at the	USD	281,325,235	$13,248,219
end of the reporting period	CHF	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	4,002,644	$50,067,837	8,824,334	$114,266,603

Shares issued in connection with
reinvestment of distributions	326,826	4,071,659	704,266	9,043,651

	4,329,470	54,139,496	9,528,600	123,310,254

Shares repurchased	(3,531,596)	(44,002,760)	(4,408,446)	(56,708,555)

Net increase	797,874	$10,136,736	5,120,154	$66,601,699

	Six months ended 4/30/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	150,627	$1,873,258	467,208	$6,004,113

Shares issued in connection with
reinvestment of distributions	13,477	167,186	31,271	399,854

	164,104	2,040,444	498,479	6,403,967

Shares repurchased	(161,006)	(2,002,285)	(301,981)	(3,881,358)

Net increase	3,098	$38,159	196,498	$2,522,609

	Six months ended 4/30/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	836,695	$10,418,540	2,293,327	$29,595,615

Shares issued in connection with
reinvestment of distributions	43,942	545,243	63,327	808,933

	880,637	10,963,783	2,356,654	30,404,548

Shares repurchased	(559,902)	(6,966,958)	(507,879)	(6,487,235)

Net increase	320,735	$3,996,825	1,848,775	$23,917,313

	Six months ended 4/30/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	38,819	$481,418	132,302	$1,701,315

Shares issued in connection with
reinvestment of distributions	4,724	58,344	9,717	123,723

	43,543	539,762	142,019	1,825,038

Shares repurchased	(87,195)	(1,082,789)	(143,062)	(1,822,950)

Net increase (decrease)	(43,652)	$(543,027)	(1,043)	$2,088

	Six months ended 4/30/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	114,152	$1,420,912	188,893	$2,429,018

Shares issued in connection with
reinvestment of distributions	4,526	56,297	9,373	120,219

	118,678	1,477,209	198,266	2,549,237

Shares repurchased	(99,114)	(1,237,521)	(79,386)	(1,028,035)

Net increase	19,564	$239,688	118,880	$1,521,202

	Six months ended 4/30/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	2,861,656	$35,734,025	6,703,294	$86,516,493

Shares issued in connection with
reinvestment of distributions	81,880	1,020,433	112,282	1,441,846

	2,943,536	36,754,458	6,815,576	87,958,339

Shares repurchased	(3,374,458)	(42,334,111)	(2,059,639)	(26,306,564)

Net increase (decrease)	(430,922)	$(5,579,653)	4,755,937	$61,651,775

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$102,042	Payables	$—

Foreign exchange
contracts	Receivables	2,074,677	Payables	2,512,314

	Investments,		Payables,
	Receivables, Net		Net assets —
	assets — Unrealized		Unrealized
	appreciation/		appreciation/
Interest rate contracts	(depreciation)	23,838,405*	(depreciation)	23,595,484*

Total		$26,015,124		$26,107,798

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$64,438	$64,438

Foreign exchange
contracts	—	—	(3,973,345)	—	$(3,973,345)

Interest rate contracts	(5,047,775)	37,723	—	(4,936,764)	$(9,946,816)

Total	$(5,047,775)	$37,723	$(3,973,345)	$(4,872,326)	$(13,855,723)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$29,657	$29,657

Foreign exchange
contracts	—	—	3,783,630	—	$3,783,630

Interest rate contracts	(1,743,175)	(379,818)	—	8,459,774	$6,336,781

Total	$(1,743,175)	$(379,818)	$3,783,630	$8,489,431	$10,150,068

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $12,541 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $97,423,933 and $137,176,421, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. In July 2011, the fund recorded a receivable of $28,748 related to restitution amounts in connection with a distribution plan approved by the SEC. This amount, which was received by the fund in December 2011, is reported as part of Increase in capital from settlement payments on the Statement of changes in net assets. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. In May 2011, the fund received a payment of $526 related to settlement of those lawsuits. This amount is reported as a part of Increase in capital from settlement payments on the Statement of changes in net assets. Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 10: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 will not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Income
Growth Opportunities Fund	American Government Income Fund
International Growth Fund	Diversified Income Trust
Multi-Cap Growth Fund	Floating Rate Income Fund
Small Cap Growth Fund	Global Income Trust
Voyager Fund	High Yield Advantage Fund
High Yield Trust
Blend	Income Fund
Asia Pacific Equity Fund	Money Market Fund*
Capital Opportunities Fund	Short Duration Income Fund
Capital Spectrum Fund	U.S. Government Income Trust
Emerging Markets Equity Fund
Equity Spectrum Fund	Tax-free income
Europe Equity Fund	AMT-Free Municipal Fund
Global Equity Fund	Tax Exempt Income Fund
International Capital Opportunities Fund	Tax Exempt Money Market Fund*
International Equity Fund	Tax-Free High Yield Fund
Investors Fund
Multi-Cap Core Fund	State tax-free income funds:
Research Fund	Arizona, California, Massachusetts, Michigan,
Minnesota, New Jersey, New York, Ohio,
Value	and Pennsylvania.
Convertible Securities Fund
Equity Income Fund	Absolute Return
George Putnam Balanced Fund	Absolute Return 100 Fund
The Putnam Fund for Growth and Income	Absolute Return 300 Fund
International Value Fund	Absolute Return 500 Fund
Multi-Cap Value Fund	Absolute Return 700 Fund
Small Cap Value Fund

* An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Global Sector	Putnam RetirementReady Funds — portfolios
Global Consumer Fund	with automatically adjusting allocations to
Global Energy Fund	stocks, bonds, and money market instruments,
Global Financials Fund	becoming more conservative over time.
Global Health Care Fund
Global Industrials Fund	RetirementReady 2055 Fund
Global Natural Resources Fund	RetirementReady 2050 Fund
Global Sector Fund	RetirementReady 2045 Fund
Global Technology Fund	RetirementReady 2040 Fund
Global Telecommunications Fund	RetirementReady 2035 Fund
Global Utilities Fund	RetirementReady 2030 Fund
RetirementReady 2025 Fund
Asset Allocation	RetirementReady 2020 Fund
Putnam Global Asset Allocation Funds —	RetirementReady 2015 Fund
portfolios with allocations to stocks, bonds,
and money market instruments that are	Putnam Retirement Income Lifestyle
adjusted dynamically within specified ranges	Funds — portfolios with managed
as market conditions change.	allocations to stocks, bonds, and money
market investments to generate
Dynamic Asset Allocation Balanced Fund	retirement income.
Prior to November 30, 2011, this fund was known as
Putnam Asset Allocation: Balanced Portfolio.	Retirement Income Fund Lifestyle 1
Dynamic Asset Allocation	Prior to June 16, 2011, this fund was known as
Conservative Fund	Putnam RetirementReady Maturity Fund.
Prior to November 30, 2011, this fund was known as	Retirement Income Fund Lifestyle 2
Putnam Asset Allocation: Conservative Portfolio.	Retirement Income Fund Lifestyle 3
Dynamic Asset Allocation Growth Fund	Prior to June 16, 2011, this fund was known as
Prior to November 30, 2011, this fund was known as	Putnam Income Strategies Fund.
Putnam Asset Allocation: Growth Portfolio.
Dynamic Risk Allocation Fund

A short-term trading fee of 1% may apply to redemptions or exchanges from certain funds within the time period specified in the fund's prospectus.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Putnam’s commitment to confidentiality

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Within the Putnam organization, your information is shared with those who need it to service your account or provide you with information about other Putnam products or services. Under certain circumstances, we must also share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. It is also our policy to share account information with your financial advisor, if you've provided us with information about your advisor and that person is listed on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:00 a.m. to 8:00 p.m. Eastern Time.

Fund information

Founded 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Elizabeth T. Kennan	Mark C. Trenchard
Putnam Investment	Kenneth R. Leibler	Vice President and
Management, LLC	Robert E. Patterson	BSA Compliance Officer
One Post Office Square	George Putnam, III
Boston, MA 02109	Robert L. Reynolds	Robert T. Burns
	W. Thomas Stephens	Vice President and
Investment Sub-Manager		Chief Legal Officer
Putnam Investments Limited	Officers
57–59 St James’s Street	Robert L. Reynolds	James P. Pappas
London, England SW1A 1LD	President	Vice President

Marketing Services	Jonathan S. Horwitz	Judith Cohen
Putnam Retail Management	Executive Vice President,	Vice President, Clerk and
One Post Office Square	Principal Executive	Assistant Treasurer
Boston, MA 02109	Officer, Treasurer and
	Compliance Liaison	Michael Higgins
Custodian		Vice President, Senior Associate
State Street Bank	Steven D. Krichmar	Treasurer and Assistant Clerk
and Trust Company	Vice President and
	Principal Financial Officer	Nancy E. Florek
Legal Counsel		Vice President, Assistant Clerk,
Ropes & Gray LLP	Janet C. Smith	Assistant Treasurer and
	Vice President, Assistant	Proxy Manager
Trustees	Treasurer and Principal
Jameson A. Baxter, Chair	Accounting Officer	Susan G. Malloy
Ravi Akhoury		Vice President and
Barbara M. Baumann	Robert R. Leveille	Assistant Treasurer
Charles B. Curtis	Vice President and
Robert J. Darretta	Chief Compliance Officer
John A. Hill
Paul L. Joskow

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

Electronic service requested

Go paperless: Log on to putnam.com and update your mailing options.

SA031
274577 6/12

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Global Income Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 28, 2012

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 28, 2012